AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2001
 -----------------------------------------------------------------------------
                                                             FILE NOS. 033-24228
                                                                        811-5789

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 16

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO. 17

               ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE
                                  P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

CHARLES M. SMITH, JR., ESQ.                    DANIEL J. FITZPATRICK, ESQUIRE
ALLSTATE LIFE INSURANCE COMPANY                MORGAN STANLEY DW INC.
OF NEW YORK                                    TWO WORLD TRADE CENTER
3100 SANDERS ROAD                              NEW YORK, NEW YORK 10048
Northbrook, IL 60062


            Approximate date of proposed public offering: Continuous

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2001 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Life of New York Variable Annuity Account under deferred variable annuity contracts.

ALLSTATE NEW YORK VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
CUSTOMER SERVICE
300 N. MILWAUKEE AVE.
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-256-9392                  PROSPECTUS DATED MAY 1, 2001

--------------------------------------------------------------------------------

Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") has issued the Allstate New York Variable Annuity, an individual flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 13 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include a fixed account option ("FIXED ACCOUNT OPTION") and 12 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following mutual fund portfolios ("PORTFOLIOS") of the Morgan Stanley Dean Witter Variable Investment Series ("FUND "):

        - MONEY MARKET PORTFOLIO

        - QUALITY INCOME PLUS PORTFOLIO

        - HIGH YIELD PORTFOLIO

        - UTILITIES PORTFOLIO

        - INCOME BUILDER PORTFOLIO

        - DIVIDEND GROWTH PORTFOLIO

        - GLOBAL DIVIDEND GROWTH PORTFOLIO

        - EUROPEAN GROWTH PORTFOLIO

        - PACIFIC GROWTH PORTFOLIO

        - CAPITAL GROWTH PORTFOLIO

        - EQUITY PORTFOLIO

        - STRATEGIST PORTFOLIO

WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC "). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page B-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------


                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                   HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                   PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
    IMPORTANT      FEDERAL CRIME.
     NOTICES
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.
                   THE CONTRACTS ARE AVAILABLE ONLY IN NEW YORK.

                            1      PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                        PAGE
----------------------------------------------------------------------------
OVERVIEW
----------------------------------------------------------------------------
   Important Terms                                                        3
----------------------------------------------------------------------------
   The Contract At A Glance                                               4
----------------------------------------------------------------------------
   How the Contract Works                                                 6
----------------------------------------------------------------------------
   Expense Table                                                          7
----------------------------------------------------------------------------
   Financial Information                                                  9
----------------------------------------------------------------------------
CONTRACT FEATURES
----------------------------------------------------------------------------
   The Contract                                                          10
----------------------------------------------------------------------------
   Purchases                                                             11
----------------------------------------------------------------------------
   Contract Value                                                        11
----------------------------------------------------------------------------
   Investment Alternatives                                               12
----------------------------------------------------------------------------
      The Variable Sub-Accounts                                          12
----------------------------------------------------------------------------
      The Fixed Account                                                  13
----------------------------------------------------------------------------
      Transfers                                                          13
----------------------------------------------------------------------------
   Expenses                                                              14
----------------------------------------------------------------------------
   Access To Your Money                                                  15
----------------------------------------------------------------------------
   Income Payments                                                       16
----------------------------------------------------------------------------
   Death Benefits                                                        17
----------------------------------------------------------------------------

                                                                        PAGE
----------------------------------------------------------------------------

OTHER INFORMATION
----------------------------------------------------------------------------
   More Information                                                      18
----------------------------------------------------------------------------
      Allstate New York                                                  18
----------------------------------------------------------------------------
      The Variable Account                                               19
----------------------------------------------------------------------------
      The Portfolios                                                     19
----------------------------------------------------------------------------
      The Contract                                                       19
----------------------------------------------------------------------------
      Qualified Plans                                                    20
----------------------------------------------------------------------------
      Legal Matters                                                      20
----------------------------------------------------------------------------
   Taxes                                                                 20
----------------------------------------------------------------------------
APPENDIX A -- ACCUMULATION UNIT VALUES                                  A-1
----------------------------------------------------------------------------
APPENDIX B -- STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS     B-1
----------------------------------------------------------------------------

                            2      PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                            PAGE
--------------------------------------------------------------------------------
   Accumulation Phase                                                          6
--------------------------------------------------------------------------------
   Accumulation Unit                                                           9
--------------------------------------------------------------------------------
   Accumulation Unit Value                                                     9
--------------------------------------------------------------------------------
   Allstate New York ("We")                                                   18
--------------------------------------------------------------------------------
   Annuitant                                                                  10
--------------------------------------------------------------------------------
   Automatic Additions Program                                                11
--------------------------------------------------------------------------------
   Automatic Income Withdrawals                                               15
--------------------------------------------------------------------------------
   Beneficiary                                                                10
--------------------------------------------------------------------------------
   Contract                                                                   10
--------------------------------------------------------------------------------
   Contract Anniversary                                                        4
--------------------------------------------------------------------------------
   Contract Owner ("You")                                                     10
--------------------------------------------------------------------------------
   Contract Value                                                             11
--------------------------------------------------------------------------------
   Contract Year                                                               4
--------------------------------------------------------------------------------
   Death Benefit                                                              17
--------------------------------------------------------------------------------
   Fixed Account                                                              13
--------------------------------------------------------------------------------

                                                                            PAGE
--------------------------------------------------------------------------------

   Free Withdrawal Amount                                                     14
--------------------------------------------------------------------------------
   Fund                                                                        1
--------------------------------------------------------------------------------
   Income Plan                                                                15
--------------------------------------------------------------------------------
   Investment Alternatives                                                    12
--------------------------------------------------------------------------------
   Issue Date                                                                  6
--------------------------------------------------------------------------------
   Payout Phase                                                                6
--------------------------------------------------------------------------------
   Payout Start Date                                                          16
--------------------------------------------------------------------------------
   Portfolios                                                                 19
--------------------------------------------------------------------------------
   Qualified Contracts                                                        22
--------------------------------------------------------------------------------
   SEC                                                                         1
--------------------------------------------------------------------------------
   Settlement Value                                                           18
--------------------------------------------------------------------------------
   Valuation Date                                                             11
--------------------------------------------------------------------------------
   Variable Account                                                           19
--------------------------------------------------------------------------------
   Variable Sub-Account                                                       12
--------------------------------------------------------------------------------

                            3      PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                           Although we are no longer offering new Contracts, you can
                                            add to your current Contract as often and as much as you
                                            like, but each payment must be at least $25. We may limit
                                            the total payments you can make in a "CONTRACT YEAR," which we measure from the date we issue your Contract and each
                                            Contract anniversary ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

EXPENSES                                    You will bear the following expenses:
                                            -  Total Variable Account annual fees equal to 1.00% of
                                               Average daily net assets
                                            -  Annual contract maintenance charge of $30
                                            -  Withdrawal charges ranging from 0% to 6% of purchase
                                               payments withdrawn (with certain exceptions)
                                            -  State premium tax (New York currently does not impose
                                               one)
                                            In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT                                  The Contract offers 13 investment alternatives including:
                                            -  The Fixed Account Option (which credits interest at rates we guarantee), and
                                            -  12 Variable Sub-Accounts investing in Portfolios offering professional money management by Morgan Stanley Dean
                                               Witter Advisors, Inc.
                                            To find out current rates being paid on the Fixed Account
                                            Option, or to find out how the Variable Sub-Accounts have
                                            performed, call us at 1-800-256-9392.
--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  AUTOMATIC INCOME WITHDRAWALS
--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                            -  Life income with payments guaranteed for 10 years
                                            -  Joint and survivor life income
                                            -  Guaranteed payments for a specified period
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you or the ANNUITANT dies before the PAYOUT START DATE, we will pay the death benefit described in the Contract.

                            4      PROSPECTUS

--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less.
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at
                                            anytime prior to the Payout Start Date. Full or partial
                                            withdrawals are available under limited circumstances on or after the Payout Start Date. You may take partial
                                            withdrawals automatically through monthly Automatic Income
                                            Withdrawals. In general, you must withdraw at least $500 at a time or the Total amount in the investment alternative, if less. A 10% Federal tax penalty may apply if you withdraw
                                            before you are 59 1/2 years old. A withdrawal charge also
                                            may apply.

                            5      PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the Contract owner) save for retirement because you can invest in up to 13 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Option. If you invest in the Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 16. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

         ISSUE           ACCUMULATION PHASE       PAYOUT START      PAYOUT
          DATE                                        DATE          PHASE
  ------------------------------------------------------------------------------------------------------------
  You buy               You save for          You elect to receive  You can receive       Or you can
  a Contract            retirement            income                income payments       receive income
                                              payments or receive   for a set period      payments for life
                                              a lump sum payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "THE CONTRACT." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-256-9392 if you have any question about how the Contract works.

                            6      PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectus for the Fund.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:  0   1   2   3   4   5   6+
------------------------------------------------------------------------------------------------------------
Applicable Charge:                                                                6%  5%  4%  3%  2%  1%  0%
------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                                    $30.00
------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                                            None
------------------------------------------------------------------------------------------------------------

 *Each Contract Year, you may make one withdrawal of up to 10% of your aggregate purchase payments, excluding those made one year before the withdrawal, without incurring a withdrawal charge. The cumulative total of all withdrawal charges is guaranteed never to exceed 7% of your purchase payments (not including earnings attributable to these payments).

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge               1.00%
-------------------------------------------------------
Total Variable Account Annual Expenses          1.00%
-------------------------------------------------------

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)

                                                                   Management           Other           Total Portfolio
Portfolio                                                             Fees             Expenses         Annual Expenses
-----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Capital Growth Portfolio                                              0.65%             0.04%                0.69%
-----------------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                                             0.53%             0.01%                0.54%
-----------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                                      0.49%             0.01%                0.50%
-----------------------------------------------------------------------------------------------------------------------
European Growth Portfolio                                             0.94%             0.06%                1.00%
-----------------------------------------------------------------------------------------------------------------------
Global Dividend Growth Portfolio                                      0.75%             0.05%                0.80%
-----------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                                                  0.50%             0.04%                0.54%
-----------------------------------------------------------------------------------------------------------------------
Income Builder Portfolio                                              0.75%             0.06%                0.81%
-----------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                                0.50%             0.02%                0.52%
-----------------------------------------------------------------------------------------------------------------------
Pacific Growth Portfolio                                              0.95%             0.26%                1.21%
-----------------------------------------------------------------------------------------------------------------------
Quality Income Plus Portfolio                                         0.50%             0.02%                0.52%
-----------------------------------------------------------------------------------------------------------------------
Strategist Portfolio                                                  0.50%             0.02%                0.52%
-----------------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                                   0.64%             0.02%                0.66%
-----------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 2000.

                            7      PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- Invested $1,000 in a Variable Sub-Account

- Earned a 5% annual return on your investment, and

- Surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLE DOES NOT INCLUDE DEDUCTIONS FOR PREMIUM TAXES BECAUSE NEW YORK DOES NOT CHARGE PREMIUM TAXES ON ANNUITIES.

Variable Sub-Account                                          1 Year            3 Year            5 Year            10 Year
---------------------------------------------------------------------------------------------------------------------------
Capital Growth                                                 $64               $ 85              $106              $206
---------------------------------------------------------------------------------------------------------------------------
Dividend Growth                                                $63               $ 81              $ 98              $189
---------------------------------------------------------------------------------------------------------------------------
Equity                                                         $63               $ 80              $ 96              $185
---------------------------------------------------------------------------------------------------------------------------
European Growth                                                $67               $ 95              $122              $239
---------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth                                         $66               $ 89              $111              $218
---------------------------------------------------------------------------------------------------------------------------
High Yield                                                     $63               $ 81              $ 98              $189
---------------------------------------------------------------------------------------------------------------------------
Income Builder                                                 $66               $ 89              $112              $219
---------------------------------------------------------------------------------------------------------------------------
Money Market                                                   $63               $ 80              $ 97              $187
---------------------------------------------------------------------------------------------------------------------------
Pacific Growth                                                 $70               $101              $133              $261
---------------------------------------------------------------------------------------------------------------------------
Quality Income Plus                                            $63               $ 80              $ 97              $187
---------------------------------------------------------------------------------------------------------------------------
Strategist                                                     $63               $ 80              $ 97              $187
---------------------------------------------------------------------------------------------------------------------------
Utilities                                                      $64               $ 84              $104              $203
---------------------------------------------------------------------------------------------------------------------------

EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months at the end of each period.

Variable Sub-Account                                          1 Year            3 Year            5 Year            10 Year
----------------------------------------------------------------------------------------------------------------------------
Capital Growth                                                 $18               $55               $ 95               $206
----------------------------------------------------------------------------------------------------------------------------
Dividend Growth                                                $16               $51               $ 87               $189
----------------------------------------------------------------------------------------------------------------------------
Equity                                                         $16               $49               $ 85               $185
----------------------------------------------------------------------------------------------------------------------------
European Growth                                                $21               $65               $111               $239
----------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth                                         $19               $59               $101               $218
----------------------------------------------------------------------------------------------------------------------------
High Yield                                                     $16               $51               $ 87               $189
----------------------------------------------------------------------------------------------------------------------------
Income Builder                                                 $19               $59               $101               $219
----------------------------------------------------------------------------------------------------------------------------
Money Market                                                   $16               $50               $ 86               $187
----------------------------------------------------------------------------------------------------------------------------
Pacific Growth                                                 $23               $71               $122               $261
----------------------------------------------------------------------------------------------------------------------------
Quality Income Plus                                            $16               $50               $ 86               $187
----------------------------------------------------------------------------------------------------------------------------
Strategist                                                     $16               $50               $ 86               $187
----------------------------------------------------------------------------------------------------------------------------
Utilities                                                      $18               $54               $ 93               $203
----------------------------------------------------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $55,351.

                            8      PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since 1991, or inception, if later. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Allstate New York also appear in the Statement of Additional Information.

                            9      PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Variable Annuity is a contract between you, the Contract owner, and Allstate New York, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the owner,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when you die, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner, or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

You can use the Contract with or without a qualified plan. A "QUALIFIED PLAN" is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page 20.

ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designated an Annuitant in your application.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You named one or more Beneficiaries when you applied for a Contract. You may name different Beneficiaries in the event of the Owner's death or the Annuitant's death. You may change or add Beneficiaries at any time while you or the Annuitant, as applicable, is living by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not you or the Annuitant, as applicable, is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be you or your estate.

If more than one Beneficiary survives you, or the Annuitant, as applicable, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
You may assign the Contract prior to the Payout Start Date and during the Annuitant's life, subject to the rights of any irrevocable Beneficiary. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

                            10     PROSPECTUS

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the amount of purchase payments we will accept.

AUTOMATIC ADDITIONS PROGRAM
You may make additional purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Dean Witter Active AssetsTM Account. Please consult your Morgan Stanley Dean Witter Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
At the time you applied for a Contract, you decided how to allocate your purchase payments among the investment alternatives. The allocation you specified on your application were effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. You can change your allocations by notifying us in writing.

We will allocate your additional purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit additional purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office. We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time. If we receive your purchase payment after 4 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

CONTRACT VALUE
-------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, and withdrawal charges, separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUND THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                            11     PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 12 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectus for the Fund. You should carefully review the Fund prospectus before allocating amounts to the Variable Sub-Accounts. Morgan Stanley Dean Witter Advisors, Inc. serves as the investment advisor to each Portfolio.

  Portfolio:                                          Each Portfolio Seeks:
  Money Market Portfolio                              High current income, preservation of capital, and liquidity
  Quality Income Plus Portfolio                       High current income and, as a secondary objective, capital appreciation when consistent with its primary objective
  High Yield Portfolio                                High current income and, as a secondary objective, capital appreciation when consistent with its primary objective
  Utilities Portfolio                                 Current income and long-term growth of income and capital
  Income Builder Portfolio                            Reasonable income and, as a secondary objective, growth of capital
  Dividend Growth Portfolio                           Reasonable current income and long-term growth of income and capital
  Capital Growth Portfolio                            Long-term capital growth
  Global Dividend Growth Portfolio                    Reasonable current income and long-term growth of income and capital
  European Growth Portfolio                           To maximize the capital appreciation of its investments
  Pacific Growth Portfolio                            To maximize the capital appreciation of its investments
  Equity Portfolio                                    Growth of capital and, as a secondary objective, income when consistent with its primary objective
  Strategist Portfolio                                High total investment return

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                            12     PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

We bear the investment risk for all amounts that you allocate to the Fixed Account. That is because we credit amounts that you allocate to the Fixed Account at a net effective rate of at least 4.0% per year. We may use a higher rate that we determine periodically. We credit this rate regardless of the actual investment experience of the Fixed Account.

Money that you deposit in the Fixed Account earns the interest rate that is in effect at the time of your allocation or transfer until the first renewal date. The first renewal date is January 1 following the date of your allocation or transfer of money into the Fixed Account. Subsequent renewal dates are on anniversaries of the first renewal date. On or about each renewal date, we will notify you of the interest rate for the next calendar year. We may declare more than one interest rate for different monies based on their date of allocation or transfer to the Fixed Account.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less.

You may transfer amounts from the Variable Sub-Accounts to the Fixed Account only once every 30 days. If you invested amounts in the Fixed Account prior to its revision, you may transfer these amounts only once every six months.

We limit the maximum amount which may be transferred from the Fixed Account to the Variable Account in any calendar year to the greater of $1,000 or 25% of the value in the Fixed Account as of December 31 of the prior calendar year (except with respect to amounts which were allocated to the Fixed Account prior to the date of availability).

We will process transfer requests that we receive before 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. We may restrict transfers to once every 30 days. If we do so, we will give you at least 30 days notice of that restriction.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-256-9392 if you first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time. In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

                            13     PROSPECTUS

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment. If you surrender your Contract, we will deduct the full contract maintenance charge.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the average daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both during the Accumulation Phase and the Payout Phase.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the amount you withdraw. The charge declines annually to 0% after 6 complete years from the day we receive the purchase payment being withdrawn. A schedule showing how the charge declines is shown on page 6, above. During each Contract Year, you can make one withdrawal up to 10% of the aggregate amount of your purchase payments, excluding those made less than one year before the withdrawal, without paying the charge. Unused portions of this 10% "FREE WITHDRAWAL AMOUNT" are not carried forward to future Contract Years. The maximum portion of the Free Withdrawal Amount you may withdraw from the Fixed Account is limited to the proportion that your value in the Fixed Account bears to your total Contract Value. We guarantee that the total withdrawal charges you pay will not exceed 7% of your purchase payments.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge and the Free Withdrawal Amount, we will treat withdrawals as coming from the oldest purchase payments (including earnings attributable to those payments) first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings which means you pay taxes on the earnings portion of your withdrawal.

In certain cases, we may deduct a withdrawal charge when you take distributions required by federal tax law (see the Statement of Additional Information for "IRS Required Distribution at Death Rules"). We also may deduct withdrawal charges from the Contract Value you apply to an Income Plan with a specified period of less than 120 months.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We reserve the right to deduct New York State premium taxes or other taxes relative to the Contract in the future.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

                            14     PROSPECTUS

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Fund. For a summary of current estimates of those charges and expenses, see page 7. We may receive compensation from the investment adviser or administrator of the Fund for administrative services we provide to the Fund.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 16.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes.

You can withdraw money from the Variable Account or the Fixed Account. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount from each investment alternatives in which you are invested, according to the value of your investment therein.

In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

AUTOMATIC INCOME WITHDRAWALS
You also may take partial withdrawals automatically through Automatic Income Withdrawals. You may request Automatic Income Withdrawals of $100 or more at any time before the Payout Starting Date. Please consult with your Dean Witter Financial Advisor for detailed information about Automatic Income Withdrawals.

If you request a total withdrawal, we may require you to return your Contract to us. We also will deduct a contract maintenance charge of $30.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other applicable charges and taxes.

                            15     PROSPECTUS

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

- at least 30 days after the Issue Date;

- the first day of the calendar month;

- and no later than the first day of the calendar month after the Annuitant's 75th birthday, or the 10th Contract Anniversary, if later, but not to exceed the Annuitant's 90th birthday.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date in your Contract. After the Payout Start date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

INCOME PLANS
You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments;

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS FOR 10 YEARS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the deaths of both the Annuitant and the Joint Annuitant.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 120 months. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we will require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. If you choose an Income Plan with no guaranteed payments, it is possible for the payee to receive only one income payment if the Annuitant and any joint Annuitant die prior to the second income payment, or two income payments if they die prior to the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments asociated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

We also deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount

                            16     PROSPECTUS
available to apply under an Income Plan is less than $2,000 or not enough to provide an initial payment of at least $20, we may:

- pay you the contract value, less any applicable taxes, in a a lump sum instead of the periodic payments you have chosen, or

- reduce the frequency of your payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, any premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 4%. If actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. You should consult the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from the Fixed Account for the duration of the Income Plan.

We calculate the fixed income payments by:

- deducting any applicable premium tax; and

- applying the resulting amount to the greater of (a) the appropriate value from the ncomepayment table in your Contract or (b) such other value as we are offering at this time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner will be a surviving Contract owner(s) or, if none, the Beneficiary, or, if none, the Contract owner's estate. In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greater of:

1. the Contract Value, or

2. the sum of all purchase payments, less amounts, including withdrawal charges, deducted in connection with any partial withdrawals.

We will calculate the value of the death benefit as of the date we receive a complete request for payment of the death benefit. We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 4 p.m. Eastern Time, we will process

                            17     PROSPECTUS
the request as of the end of the following Valuation Date. A claim for a distribution on death must include Due Proof of Death. We will accept the following documentation as "DUE PROOF OF DEATH":

- a certified copy of a death certificate;

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

- any other proof acceptable to us.

DEATH BENEFIT OPTIONS
Upon death of the Contract owner, the new Contract owner generally has the following options:

    1. receive the death benefit in a lump sum;

    2. or apply the death benefit to an Income Plan; or

    3. continue the Contract, subject to certain conditions.

Options 1 and 2 are only available if we receive Due Proof of Death within 180 days of the date of death. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

If Option 3 is elected, and the new Contract owner is a natural person, the following conditions apply:

    1. the Contract is continued subject to charges, including all applicable withdrawal charges; and

    2. if the prior Contract owner was also the Annuitant, the new Contract owner will become the new Annuitant.

A surviving spouse may continue the Contract in the Accumulation Phase as if the death had not occurred. Otherwise, the new Contract owner may continue the Contract and elect either of the following options:

    1. receive income payments under an Income Plan, with income payments beginning within one year of the date of death. Income payments must be made over the life of the new Contract owner, or a period not to exceed the life expectancy of the new Contract owner; or

    2. receive, within 5 years of the date of death, the "SETTLEMENT VALUE," which is the Contract Value, less withdrawal charges and taxes.

If, however, the new Contract owner is a non-natural person, the new Contract owner has the following options when continuing the Contract:

    1. elect to receive the Settlement Value within 5 years of the date of death; or

    2. receive the Settlement Value as a single lump sum payment 5 years after the date of death.

Option 1 is only available if we receive Due Proof of Death within 180 days of the date of death. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

If the Annuitant dies, we will pay the named Beneficiary a death benefit as described above, depending on whether the Beneficiary is a natural or non-natural person. Please refer to your Contract for more details on the above options.

MORE INFORMATION
-------------------------------------------------------------------

ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Our home office is located in Farmingville, New York. Our customer service office is located in Vernon Hills, Illinois.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company, which is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. With the exception of directors qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+g rating to Allstate New York due to its group affiliation with Allstate Life. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Allstate New York, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account.

                            18     PROSPECTUS

THE VARIABLE ACCOUNT
Allstate New York established the Variable Account on June 26, 1987. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of 12 Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940 and state law. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors of the Fund monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Fund's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
DISTRIBUTION. Morgan Stanley DW Inc.*, located at Two World Trade Center,
74th Floor, New York, NY 10048, serves as principal underwriter of the Contracts. Morgan Stanley DW is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Morgan Stanley DW is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and is a member of the National Association of Securities Dealers, Inc. Morgan Stanley DW is also registered with the SEC as an investment adviser.
*Effective April 2, 2001, Dean Witter Reynolds Inc. changed its name to Morgan
 Stanley DW Inc.

                            19     PROSPECTUS

We may pay up to a maximum sales commission of 5.75% of purchase payments Morgan Stanley DW.

The General Agency Agreement between Allstate New York and Morgan Stanley DW provides that Allstate New York will indemnify Morgan Stanley DW for certain damages that may be caused by actions, statements or omissions by Allstate New York.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- Issuances of the Contracts;

- Maintenance of Contract owner records;

- Contract owner services;

- Calculation of unit values;

- Maintenance of the Variable Account; and

- Preparation of Contract owner reports.

We will send you Contract statements at least annually. You should notify us promptly in writing of any address change. You should read your statements and transaction confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Foley & Lardner, Washington D.C., has advised Allstate New York on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Deartment regulations, and

3. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

                            20     PROSPECTUS

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a beneficiary after the Contract owner's death,

- attributable to the Contract owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal,

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain

                            21     PROSPECTUS
age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract owner attains age 59 1/2;

2. made as a result of the Contract owner's death or disability;

3. made in substantially equal periodic payments over the Contract owner's life or life expectancy;

4. made under an immediate annuity; or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organazation Deferred Compensation Plans.

The income on a qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

1. on or after the date an employee

- attains age 59 1/2,

- separates from service,

- dies

- becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. over the life (joint lives) of the participant (and beneficiary).

Allstate New York may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

                            22     PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION
-------------------------------------------------------------------

For the Years Beginning January 1* and Ending December 31:
SUB-ACCOUNTS                                  1991       1992        1993         1994         1995         1996         1997
--------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                       $15.530    $16.260      $16.651      $16.940      $17.411      $18.215      $18.995
Accumulation Unit Value, End of Period       $16.260    $16.651      $16.940      $17.411      $18.215      $18.955      $19.748
Number of Units Outstanding, End of Period   157,103    121,052       85,420       89,195       85,667       47,979       42,094
--------------------------------------------------------------------------------------------------------------------------------
QUALITY INCOME PLUS SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                       $12.798    $15.016      $16.096      $18.010      $16.648      $20.498      $20.608
Accumulation Unit Value, End of Period       $15.016    $16.096      $18.010      $16.648      $20.498      $20.608      $22.671
Number of Units Outstanding, End of Period   134,798    151,095      150,179       95.868       87,651       73,100       40,055
--------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                       $10.864    $17.064      $20.008      $24.609      $23.759      $27.055      $29.993
Accumulation Unit Value, End of Period       $17.064    $20.008      $24.609      $23.759      $27.055      $29.993      $33.219
Number of Units Outstanding, End of Period     1,818      2,252        2,748        3,157        6,184        3,599          913
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                       $10.365    $12.372      $13.797      $15.804      $14.235      $18.132      $19.509
Accumulation Unit Value, End of Period       $12.372    $13.797      $15.804      $14.235      $18.132      $19.509      $24.559
Number of Units Outstanding, End of Period   211,125    205,071      204,333      168,808      143,537       85,924       47,043
--------------------------------------------------------------------------------------------------------------------------------
INCOME BUILDER SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                         --         --          --           --           --           --          $10.000
Accumulation Unit Value, End of Period         --         --          --           --           --           --          $12.124
Number of Units Outstanding, End of Period     --         --          --           --           --           --              834
--------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                        $9.143    $11.564      $12.383      $14.019      $13.425      $18.128      $22.248
Accumulation Unit Value, End of Period       $11.564    $12.383      $14.019      $13.425      $18.128      $22.248      $27.667
Number of Units Outstanding, End of Period   321,598    348,132      350,305      330,200      316,921      217,872      143,983
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                       $10.000    $12.735      $12.814      $11.799      $11.533      $15.177      $16.760
Accumulation Unit Value, End of Period       $12.735    $12.814      $11.799      $11.533      $15.177      $16.760      $20.666
Number of Units Outstanding, End of Period    51,643     58,830       55,497       50,378       48,100       42,448       21,794
--------------------------------------------------------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                         --         --          --          $10.000       $9.942      $12.012      $13.984
Accumulation Unit Value, End of Period         --         --          --           $9.942      $12.012      $13.984      $15.511
Number of Units Outstanding, End of Period     --         --          --           28,567       34,628       34,174       24,523
--------------------------------------------------------------------------------------------------------------------------------
EUROPEAN GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                       $10.000    $10.050      $10.347      $14.433      $15.484      $19.299      $24.837
Accumulation Unit Value, End of Period       $10.050    $10.347      $14.433      $15.484      $19.299      $24.837      $28.545
Number of Units Outstanding, End of Period    11,103     58,830       18,436       25,704       19,230       15,262       12,639
--------------------------------------------------------------------------------------------------------------------------------
PACIFIC GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                         --         --          --          $10.000       $9.248       $9.682       $9.957
Accumulation Unit Value, End of Period         --         --          --           $9.248       $9.682       $9.957       $6.142
Number of Units Outstanding, End of Period     --         --          --           23,032       26,915       19,437       14.701
--------------------------------------------------------------------------------------------------------------------------------
EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                       $17.728    $27.916      $27.681      $32.807      $30.855      $43.585      $48.483
Accumulation Unit Value, End of Period       $27.916    $27.681      $32.807      $30.885      $43.585      $48.483      $65.969
Number of Units Outstanding, End of Period    19,279     26,610       28,032       23,571       24,927       29,450       14,657
--------------------------------------------------------------------------------------------------------------------------------
STRATEGIST SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                       $12.351    $15.684      $16.651      $18.199      $18.728      $20.284      $23.098
Accumulation Unit Value, End of Period       $15.684    $16.651      $18.199       $18.72      $20.284      $23.098      $26.006
Number of Units Outstanding, End of Period   113,342    138,065      153,920      160,992      137,461      117,180       14,657
--------------------------------------------------------------------------------------------------------------------------------

For the Years Beginning January 1* and Endi
SUB-ACCOUNTS                                    1998         1999
-------------------------------------------
MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                          $19.748      $20.565
Accumulation Unit Value, End of Period          $20.565      $21.340
Number of Units Outstanding, End of Period       23,326       24,357
-------------------------------------------
QUALITY INCOME PLUS SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                          $22.671      $24.392
Accumulation Unit Value, End of Period          $24.392      $23.106
Number of Units Outstanding, End of Period       37,269       29,406
-------------------------------------------
HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                          $33.219      $30.823
Accumulation Unit Value, End of Period          $30.823      $30.135
Number of Units Outstanding, End of Period          881        3,828
-------------------------------------------
UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                          $24.559      $30.092
Accumulation Unit Value, End of Period          $30.092      $33.581
Number of Units Outstanding, End of Period       36,286       32,582
-------------------------------------------
INCOME BUILDER SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                          $12.124       $12.38
Accumulation Unit Value, End of Period          $12.389      $13.131
Number of Units Outstanding, End of Period        1,129        1,129
-------------------------------------------
DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                          $27,667      $31.302
Accumulation Unit Value, End of Period          $31.302      $30.249
Number of Units Outstanding, End of Period      105,536       89,747
-------------------------------------------
CAPITAL GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                          $20.666      $24.478
Accumulation Unit Value, End of Period          $24.478      $32.303
Number of Units Outstanding, End of Period       13,550       12,452
-------------------------------------------
GLOBAL DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                          $15.511      $17.282
Accumulation Unit Value, End of Period          $17.282      $19.616
Number of Units Outstanding, End of Period       18,128       19,736
-------------------------------------------
EUROPEAN GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                          $28.545      $35.033
Accumulation Unit Value, End of Period          $35.033      $44.783
Number of Units Outstanding, End of Period        9,449        8,467
-------------------------------------------
PACIFIC GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                           $6.142       $5.448
Accumulation Unit Value, End of Period           $5.448       $8.959
Number of Units Outstanding, End of Period        9,180        7,941
-------------------------------------------
EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                          $65.969      $85.200
Accumulation Unit Value, End of Period          $85.200     $133.781
Number of Units Outstanding, End of Period        7,526        8,059
-------------------------------------------
STRATEGIST SUB-ACCOUNT
Accumulation Unit Value, Beginning of
Period                                          $26.006      $32.583
Accumulation Unit Value, End of Period          $32.583      $37.855
Number of Units Outstanding, End of Period       26,235       19,825
-------------------------------------------

*The Money Market, High Yield, Equity, Quality Income Plus and Strategist
 Sub-Accounts commenced operations on March 1, 1989. The Utilities and Dividend Growth Sub-Accounts commenced operations on March 1, 1990. The Capital Growth and European Growth Sub-Accounts commenced operations on March 1, 1991. The Global Dividend Growth and Pacific Growth Sub-Accounts commenced operations on February 23, 1994. The Income Builder Sub-Account commenced operations on January 21, 1997. The Accumulation Unit Value for each of these Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1%.

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION
-------------------------------------------------------------------

For the Years Beginning January 1* and Ending December 31
SUB-ACCOUNTS                                                    2000
----------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $21.340
Accumulation Unit Value, End of Period                         $22.402
Number of Units Outstanding, End of Period                      18,534
----------------------------------------------------------------------
QUALITY INCOME PLUS SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $23.106
Accumulation Unit Value, End of Period                         $25.415
Number of Units Outstanding, End of Period                      29,210
----------------------------------------------------------------------
HIGH YIELD SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $30.135
Accumulation Unit Value, End of Period                         $20.222
Number of Units Outstanding, End of Period                       3,602
----------------------------------------------------------------------
UTILITIES SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $33.581
Accumulation Unit Value, End of Period                         $34.258
Number of Units Outstanding, End of Period                      29,217
----------------------------------------------------------------------
INCOME BUILDER SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $13.131
Accumulation Unit Value, End of Period                         $13.024
Number of Units Outstanding, End of Period                       1,128
----------------------------------------------------------------------
DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $30.249
Accumulation Unit Value, End of Period                         $31.537
Number of Units Outstanding, End of Period                      70,576
----------------------------------------------------------------------
CAPITAL GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $32.303
Accumulation Unit Value, End of Period                         $32.392
Number of Units Outstanding, End of Period                      14,225
----------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $19.616
Accumulation Unit Value, End of Period                         $18.938
Number of Units Outstanding, End of Period                      17,799
----------------------------------------------------------------------
EUROPEAN GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $44.783
Accumulation Unit Value, End of Period                         $42.158
Number of Units Outstanding, End of Period                       7,645
----------------------------------------------------------------------
PACIFIC GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                    $8.959
Accumulation Unit Value, End of Period                          $5.902
Number of Units Outstanding, End of Period                       4,855
----------------------------------------------------------------------
EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $133.781
Accumulation Unit Value, End of Period                        $116.094
Number of Units Outstanding, End of Period                       7,876
----------------------------------------------------------------------
STRATEGIST SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                   $37.855
Accumulation Unit Value, End of Period                         $38.098
Number of Units Outstanding, End of Period                      16,261
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

DESCRIPTION
----------------------------------------------------------------------------
   Additions, Deletions or Substitutions of Investments
----------------------------------------------------------------------------
   The Contract
----------------------------------------------------------------------------
      Purchases
----------------------------------------------------------------------------
      Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
----------------------------------------------------------------------------
   Calculation of Accumulation Unit Values
----------------------------------------------------------------------------
   Calculation of Variable Income Payments
----------------------------------------------------------------------------

DESCRIPTION
----------------------------------------------------------------------------

   General Matters
----------------------------------------------------------------------------
      Incontestability
----------------------------------------------------------------------------
      Settlements
----------------------------------------------------------------------------
      Safekeeping of the Variable Account's Assets
----------------------------------------------------------------------------
      Premium Taxes
----------------------------------------------------------------------------
      Tax Reserves
----------------------------------------------------------------------------
   Federal Tax Matters
----------------------------------------------------------------------------
   Qualified Plans
----------------------------------------------------------------------------
   Experts
----------------------------------------------------------------------------
   Financial Statements
----------------------------------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                       ALLSTATE NEW YORK VARIABLE ANNUITY


Allstate Life Insurance Company of New York                Statement of Additional Information
Allstate Life of New York Variable Annuity Account         dated May 1, 2001
One Allstate Drive
Farmingville, NY 11738
1 (800) 256 - 9392


This Statement of Additional Information supplements the information in the prospectus for the Allstate New York Variable Annuity that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2001, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Dean Witter Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Allstate New York Variable Annuity that we offer.




                                TABLE OF CONTENTS

          Description                                                      Page

          Additions, Deletions or Substitutions of Investments
          The Contract
                     Purchases
                     Tax-free Exchanges (1035 Exchanges, Rollovers and
                             Transfers)
          Calculation of Accumulation Unit Values
          Calculation of Variable Income Payments
          General Matters
                     Incontestability
                     Settlements
                     Safekeeping of the Variable Account's Assets
                     Premium Taxes
                     Tax Reserves
          Federal Tax Matters
          Qualified Plans
          Experts
          Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
------------------------------------------------------------------------------

We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.





THE CONTRACT
------------------------------------------------------------------------------

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. We no longer offer the Contract for sale. If you already own a Contract, you may continue to make additional purchase payments.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.





Calculation of Accumulation Unit Values

------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

         (A) is the sum of:

(1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

          (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

          (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.





CALCULATION OF VARIABLE INCOME PAYMENTS
-------------------------------------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.





GENERAL MATTERS
------------------------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require you to return your Contract to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.





FEDERAL TAX MATTERS
-----------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.






QUALIFIED PLANS
-----------------------------------------------------------------------------
The Contract may be used with several types of qualified plans. The income on a qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL  GOVERNMENT AND TAX-EXEMPT  ORGANIZATION  DEFERRED  COMPENSATION
PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.


EXPERTS

The financial statements of Allstate New York as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the related financial statement schedules that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The financial statements of the Variable Account and the financial statements and related financial statement schedules of Allstate New York and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.

                              Financial Statements

                                      Index
                                      -----

                                                                            Page
                                                                            ----

Independent Auditors' Report..........................................F-1

Financial Statements:

    Statements of Operations and Comprehensive Income for the Years Ended
             December 31, 2000, 1999 and 1998.........................F-2

    Statements of Financial Position
             December 31, 2000 and 1999...............................F-3

    Statements of Shareholder's Equity for the Years Ended
             December 31, 2000, 1999 and 1998.........................F-4

    Statements of Cash Flows for the Years Ended
             December 31, 2000, 1999 and 1998.........................F-5

    Notes to Financial Statements.....................................F-6

    Schedule IV - Reinsurance for the Years Ended
             December 31, 2000, 1999 and 1998.........................F-24

    Schedule V - Valuation and Qualifying Accounts
                  December 31, 2000, 1999 and 1998....................F-25

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance, and Schedule V - Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago,Illinois
February 23, 2001

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF OPERATIONS
                            AND COMPREHENSIVE INCOME

                                                                                     YEAR ENDED DECEMBER 31,
                                                           ------------------------------------------------------------------------
($ in thousands)                                                  2000                        1999                       1998
                                                           -----------------           -----------------          -----------------
REVENUES

Premiums (net of reinsurance ceded
   of $5,491, $4,253, and $3,204)                          $         104,316           $          63,748          $          85,771
Contract charges                                                      41,885                      38,626                     33,281
Net investment income                                                176,539                     148,331                    134,413
Realized capital gains and losses                                     (5,181)                     (2,096)                     4,697
                                                           -----------------           -----------------          -----------------
                                                                     317,559                     248,609                    258,162
                                                           -----------------           -----------------          -----------------

COSTS AND EXPENSES

Contract benefits (net of reinsurance receoverable
   of $715, $1,166, and $797)                                        233,299                     178,267                    183,839
Amortization of deferred policy acquisition costs                     13,744                       8,985                      7,029
Operating costs and expenses                                          23,985                      20,151                     24,703
                                                           -----------------           -----------------          -----------------
                                                                     271,028                     207,403                    215,571
                                                           -----------------           -----------------          -----------------

INCOME FROM OPERATIONS
   BEFORE INCOME TAX EXPENSE                                          46,531                      41,206                     42,591
Income tax expense                                                    15,616                      14,640                     14,934
                                                           -----------------           -----------------          -----------------

NET INCOME                                                            30,915                      26,566                     27,657
                                                           -----------------           -----------------          -----------------

OTHER COMPREHENSIVE INCOME (LOSS), AFTER TAX
Change in unrealized net capital gains and losses                     88,008                     (52,672)                    18,427
                                                           -----------------           -----------------          -----------------

COMPREHENSIVE INCOME (LOSS)                                $         118,923           $         (26,106)         $          46,084
                                                           =================           =================          =================







                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION

                                                                                      DECEMBER 31,
                                                                         -------------------------------------
                                                                               2000                 1999
                                                                         ----------------     ----------------
($ in thousands, except par value data)
ASSETS
Investments
  Fixed income securities, at fair value
   (amortized cost $2,260,087 and $1,858,216)                            $      2,476,132     $      1,912,545
  Mortgage loans                                                                  207,857              166,997
  Short-term                                                                       58,224               46,037
  Policy loans                                                                     31,772               31,109
                                                                         ----------------     ----------------
     Total investments                                                          2,773,985            2,156,688

Cash                                                                                2,162                1,135
Deferred policy acquisition costs                                                 124,601              106,932
Accrued investment income                                                          32,422               25,712
Reinsurance recoverables, net                                                       1,269                1,949
Other assets                                                                        7,980                7,803
Separate Accounts                                                                 560,089              443,705
                                                                         ----------------     ----------------
     TOTAL ASSETS                                                        $      3,502,508     $      2,743,924
                                                                         ================     ================

LIABILITIES
Reserve for life-contingent contract benefits                            $      1,226,349     $      1,098,016
Contractholder funds                                                            1,107,495              839,157
Current income taxes payable                                                       11,723               10,132
Deferred income taxes                                                              53,181                3,077
Other liabilities and accrued expenses                                            117,304               41,218
Payable to affiliates, net                                                          3,556                4,731
Separate Accounts                                                                 560,089              443,705
                                                                         ----------------     ----------------
     TOTAL LIABILITIES                                                          3,079,697            2,440,036
                                                                         ----------------     ----------------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100,000
   shares authorized, issued and outstanding                                        2,500                2,500
Additional capital paid-in                                                         45,787               45,787
Retained income                                                                   256,282              225,367

Accumulated other comprehensive income:
  Unrealized net capital gains                                                    118,242               30,234
                                                                         ----------------     ----------------
     TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME                                 118,242               30,234
                                                                         ----------------     ----------------
     TOTAL SHAREHOLDER'S EQUITY                                                   422,811              303,888
                                                                         ----------------     ----------------
     TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                          $      3,502,508     $      2,743,924
                                                                         ================     ================



                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                         DECEMBER 31,
                                                                   -----------------------------------------------------------
                                                                         2000                 1999                  1998
                                                                   ----------------     ----------------      ----------------
($ in thousands)
COMMON STOCK
Balance, beginning of year                                         $          2,500     $          2,000      $          2,000
Issuance of stock                                                                 -                  500                     -
                                                                   ----------------     ----------------      ----------------
Balance, end of year                                                          2,500                2,500                 2,000
                                                                   ----------------     ----------------      ----------------

ADDITIONAL CAPITAL PAID-IN                                         $         45,787     $         45,787      $         45,787
                                                                   ----------------     ----------------      ----------------

RETAINED INCOME
Balance, beginning of year                                         $        225,367     $        198,801      $        171,144
Net income                                                                   30,915               26,566                27,657
                                                                   ----------------     ----------------      ----------------
Balance, end of year                                                        256,282              225,367               198,801
                                                                   ----------------     ----------------      ----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                         $         30,234     $         82,906      $         64,479
Change in unrealized net capital gains
     and losses                                                              88,008              (52,672)               18,427
                                                                   ----------------     ----------------      ----------------
Balance, end of year                                                        118,242               30,234                82,906
                                                                   ----------------     ----------------      ----------------

TOTAL SHAREHOLDER'S EQUITY                                         $        422,811     $        303,888      $        329,494
                                                                   ================     ================      ================






                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                        YEAR ENDED DECEMBER 31,
                                                                     --------------------------------------------------------------
($ in thousands)                                                          2000                    1999                    1998
                                                                     --------------          --------------          --------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                           $       30,915          $       26,566          $    27,657
Adjustments to reconcile net income to net cash
    provided by operating activities
       Amortization and other non-cash items                                (45,051)                (37,619)             (34,890)
       Realized capital gains and losses                                      5,181                   2,096               (4,697)
       Interest credited to contractholder funds                             52,499                  36,736               41,200
       Changes in:
           Life-contingent contract benefits and
               contractholder funds                                          75,031                  38,527               53,343
           Deferred policy acquisition costs                                (25,303)                (17,262)             (16,693)
           Income taxes payable                                               4,305                   2,094               13,865
           Other operating assets and liabilities                           (11,916)                 13,049              (15,974)
                                                                     --------------          --------------          -----------
               Net cash provided by operating activities                     85,661                  64,187               63,811
                                                                     --------------          --------------          -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                              164,125                 161,443               65,281
Investment collections
       Fixed income securities                                               42,449                  21,822              159,648
       Mortgage loans                                                        15,681                   7,479                5,855
Investments purchases
       Fixed income securities                                             (516,908)               (383,961)            (292,444)
       Mortgage loans                                                       (55,914)                (31,888)             (24,252)
Change in short-term investments, net                                        16,139                  29,493              (55,846)
Change in policy loans, net                                                    (663)                 (1,489)              (2,020)
                                                                     --------------          --------------          -----------
               Net cash used in investing activities                       (335,091)               (197,101)            (143,778)
                                                                     --------------          --------------          -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock                                            -                     500                    -
Contractholder fund deposits                                                408,711                 197,439              137,473
Contractholder fund withdrawals                                            (158,254)                (67,007)             (54,782)
                                                                     --------------          --------------          -----------
               Net cash provided by financing activities                    250,457                 130,932               82,691
                                                                     --------------          --------------          -----------

NET INCREASE (DECREASE) IN CASH                                               1,027                  (1,982)               2,724
CASH AT THE BEGINNING OF YEAR                                                 1,135                   3,117                  393
                                                                     --------------          --------------          -----------
CASH AT END OF YEAR                                                  $        2,162          $        1,135          $     3,117
                                                                     ==============          ==============          ===========


                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

     To conform with the 2000 presentation, certain amounts in the prior year's financial statements and notes have been reclassified.

NATURE OF OPERATIONS

     The Company markets a broad line of life insurance and investment products in the state of New York through a combination of Allstate agents, which include life specialists and Personal Financial Representatives, securities firms, banks, specialized brokers and direct response marketing. Life insurance products consist of interest-sensitive life, traditional products, including term and whole life and immediate annuities with life contingencies. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted and variable annuities. In 2000, annuity premiums and deposits represented 88.2% of the Company's total statutory premiums and deposits.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

     Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in capital markets.

     Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affliliated entities with which the Company has alliances could negatively impact the Company's sales.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds and mortgage-backed and asset-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, is reflected as a component of shareholder's equity. Provisions for losses are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses.

     Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions, and other factors.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and includes collateral received in connection with certain securities lending activities. Policy loans are carried at the unpaid principal balances.

     Investment income consists primarily of interest, which is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company utilizes financial futures contracts that are derivative financial instruments. By meeting specific criteria, these futures are designated as accounting hedges and accounted for on a deferral basis. In order to qualify as accounting hedges, financial futures contracts must reduce the primary market risk exposure on an enterprise or transaction basis in conjunction with a hedge strategy; be designated as a hedge at the inception of the transaction; and be highly correlated with the fair value of, or interest income or expense associated with, the hedged item at inception and throughout the hedge period. Derivatives that are not designated as accounting hedges are accounted for on a fair value basis.

     If subsequent to entering into a hedge transaction, the financial futures contract becomes ineffective (including if the occurrence of a hedged anticipatory transaction is no longer probable), the Company may terminate the derivative position. Gains and losses on ineffective hedges are reported in realized capital gains and losses in the period they occur. The Company may also terminate derivatives as a result of other events or circumstances. Gains and losses on these terminations are deferred and amortized over the remaining life of the hedged item.

     The Company accounts for financial futures as hedges using deferral accounting for anticipatory investment purchases and sales when the criteria for futures (discussed above) are met. In addition, anticipated transactions must be probable of occurrence and their significant terms and characteristics identified. Under deferral accounting, gains and losses on financial futures contracts are deferred as other liabilities and accrued expenses. Once the anticipated transaction occurs, the deferred gains and losses are considered part of the cost basis of the asset and reported net of tax in shareholder's equity. The gains and losses deferred are then recognized in conjunction with the earnings on the hedged item. Fees and commissions paid on these derivatives are also deferred as an adjustment to the carrying value of the hedged item.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products and certain annuities with life contingencies. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholders, interest credited to the contractholder account balances and one or more amounts assessed against the contractholders. Premiums from these contracts are reported as deposits to the contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


balances for the cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balances.

     Limited payment contracts, a type of life-contingent immediate annuity or traditional life product, are contracts that provide insurance protection over a contract period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on limited payment contracts are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Contracts that do not subject the Company to significant risks arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balances for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balances.

     Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

     Variable annuity contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

DEFERRED POLICY ACQUISITION COSTS

     Certain costs that vary with and are primarily related to acquiring life and investment business, principally agents or brokers remuneration, premium taxes, certain underwriting costs and direct mail solicitation expenses, are deferred and amortized to income.

     For traditional life insurance and limited payment contracts, these costs are amortized in proportion to the estimated revenue on such business. Assumptions relating to estimated revenue, as well as to all other aspects of the deferred acquisition costs and reserve calculations, are determined based upon conditions as of the date of the policy issue and are generally not revised during the life of the policy. Any deviations from projected business in-force, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For interest-sensitive life and investment contracts, the costs are amortized in relation to the present value of the estimated gross profits on such business over the estimated lives of the contract periods. Gross profits are determined at the date of policy issue and comprise estimated investment, mortality, expense margins and surrender charges. Assumptions underlying the gross profits are periodically updated to reflect actual experience, and changes in the amount or timing of estimated gross profits will result in adjustments to the cumulative amortization of these costs.

     To the extent unrealized gains or losses on fixed income securities carried at fair value would result in an adjustment of estimated gross profits had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded net of tax as a reduction of the unrealized gain or loss included in shareholder's equity.

     The present value of future profits inherent in acquired blocks of insurance is classified as a component of deferred policy acquisition costs. The present value of future profits is amortized over the life of the blocks of insurance using

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


current crediting rates.

REINSURANCE RECOVERABLE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers (See Note 8). Reinsurance recoverables are estimated based upon assumptions consistent with those used in establishing the underlying reinsured contacts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable there from are regularly evaluated by the Company and allowances for uncollectible reinsurance are established as appropriate.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves and deferred policy acquisition costs. Deferred income taxes also arise from unrealized capital gains and losses on fixed income securities carried at fair value.

SEPARATE ACCOUNTS

     The Company issues deferred variable annuity contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

     The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claim to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As described earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance, immediate annuities with life contingencies and certain variable annuity guarantees, is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded net of tax as a reduction of the unrealized gains included in shareholder's equity.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of individual or group policies and contracts that include an investment component, including most fixed annuities, interest-sensitive life policies and certain other investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to extend mortgage loans have only off-balance-sheet risk because their contractual amounts are not

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


recorded in the Company's statements of financial position. The contractual amounts and fair values of these instruments are presented in Note 5.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS

     In June 1999, the Financial Accounting Standards Board ("FASB") delayed the effective date of Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 replaces existing pronouncements and practices with a single, integrated accounting framework for derivatives and hedging activities. The delay in implementation was effected through the issuance of SFAS No. 137, which extends the SFAS No. 133 requirements to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, which amends the accounting and reporting standards of SFAS 133 for certain derivative instruments and certain hedging activities. As required, the Company has prospectively adopted the provisions of SFAS No. 133 and SFAS No. 138 ("statements") as of January 1, 2001. The cumulative impact of adoption is not material to either the financial position or results of operations of the Company.

     Upon adoption, assets and liabilities pertaining to derivatives (some previously off-balance sheet), embedded derivatives and hedged risks are carried at fair value. In connection with adopting the statements, all hedging relationships were designated anew. The Company's economic hedging strategies did not change as a result of adopting the statements, however, the accounting for most other strategies did change. The fair value of the derivative and the hedged risk in economic hedging strategies which qualify for hedge accounting will be matched together in Net income. For derivatives in economic hedging strategies which do not qualify as accounting hedges, the current settlement portion in Net income together with the risk being economically hedged while the change in value of the final settlement portion of the derivative will be classified as a component of Realized capital gains and losses.

     Hedge ineffectiveness from open accounting hedges will be reported in Realized capital gains and losses. Additionally, the market value changes of embedded derivatives reported separately will be classified in Realized capital gains and losses, provided the item is not economically hedged. Separation of the convertible feature from fixed maturity securities generally results in discounted security and a new basis of accretion of discount.

3.   RELATED PARTY TRANSACTIONS

REINSURANCE

     The  Company  has  reinsurance  agreements  with  ALIC in  order  to  limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured. (See Note 8 for amounts ceded to ALIC).

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $16,189, $14,561 and $12,747 of structured settlement annuities, a type of immediate annuity, in 2000, 1999 and 1998, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4,392, $4,298 and $5,152 relate to structured settlement annuities with life contingencies and are included in premium income in 2000, 1999 and 1998, respectively. Additionally, the reserve for life-contingent contract benefits was increased by approximately 94% of

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


such premium received in each of these years. In most cases, these annuities were issued to Allstate Settlement Corporation ("ASC"), a subsidiary of ALIC, which, under a "qualified assignment", assumed AIC's obligation to make the future payments.

     AIC has issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. ASC has entered into General Indemnity Agreements pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. Reserves recorded by the Company for annuities related to the surety bonds were $1.29 billion and $1.19 billion at December 31, 2000 and 1999, respectively.

BUSINESS OPERATIONS

     The Company utilizes services performed by AIC and ALIC as well as business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $15,602, $16,155 and $23,369 in 2000, 1999 and 1998, respectively. A portion of these expenses relate to the acquisition of business that are deferred and amortized over the contract period.

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. There was no outstanding balance at December 31, 2000 and 1999, respectively.

BROKER/DEALER AGREEMENT

     Beginning May 1, 2000, the Company receives underwriting and distribution services from Allstate Distributors, L.L.C. ("ADLLC"), a broker/dealer company owned equally by ALIC and Putnam Investments, Inc. ("Putnam") for variable annuity contracts sold pursuant to a joint venture agreement between the Company and Putnam. The Company incurred $10,932 of commission expenses and other distribution expenses payable to ADLLC during 2000. Other distribution expenses include administrative, legal, financial management and sales support that the Company provides to ADLLC, for which the Company earned administration fees. Other distribution expenses also include marketing expenses for subsidized interest rates associated with the Company's dollar cost averaging program, for which ADLLC reimbursed the Company $549 for the year ended December 31, 2000.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)

4.   INVESTMENTS

     FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                           GROSS UNREALIZED
                                                    AMORTIZED             ------------------                FAIR
                                                      COST             GAINS              LOSSES            VALUE
                                                      ----             -----              ------            -----
AT DECEMBER 31, 2000
U.S. government and agencies                     $      461,621    $      137,950    $          (81)   $      599,490
Municipal                                                97,310             2,626              (858)           99,078
Corporate                                             1,227,247            70,431           (20,527)        1,277,151
Foreign government                                       66,680            13,367                 -            80,047
Mortgage-backed securities                              368,614            13,004              (669)          380,949
Asset-backed securities                                  38,615               831               (29)           39,417
                                                 --------------    --------------    --------------    --------------
  Total fixed income securities                  $    2,260,087    $      238,209    $      (22,164)   $    2,476,132
                                                 ==============    ==============    ==============    ==============

AT DECEMBER 31, 1999
U.S. government and agencies                     $      413,875    $       53,717    $       (2,705)   $      464,887
Municipal                                                60,256               997            (1,976)           59,277
Corporate                                               996,298            36,303           (31,695)        1,000,906
Foreign government                                       61,987             3,217              (639)           64,565
Mortgage-backed securities                              291,304             4,770            (7,370)          288,704
Asset-backed securities                                  34,496                26              (316)           34,206
                                                 --------------    --------------    --------------    --------------
  Total fixed income securities                  $    1,858,216    $       99,030    $      (44,701)   $    1,912,545
                                                 ==============    ==============    ==============    ==============

SCHEDULED MATURITIES
      The scheduled maturities for fixed income securities are as follows at December 31, 2000:

                                                                          AMORTIZED           FAIR
                                                                             COST             VALUE
                                                                             ----             -----
Due in one year or less                                                 $      11,073    $      11,075
Due after one year through five years                                         310,910          318,412
Due after five years through ten years                                        291,686          302,094
Due after ten years                                                         1,239,189        1,424,185
                                                                        -------------    -------------
                                                                            1,852,858        2,055,766
Mortgage- and asset-backed securities                                         407,229          420,366
                                                                        -------------    -------------
  Total                                                                 $   2,260,087    $   2,476,132
                                                                        =============    =============

     Actual   maturities  may  differ  from  those  scheduled  as  a  result  of prepayments by the issuers.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


NET INVESTMENT INCOME
YEAR ENDED DECEMBER 31,                                            2000             1999               1998
                                                                   ----             ----               ----
Fixed income securities                                       $     160,919     $     135,561     $     124,100
Mortgage loans                                                       14,899            12,346            10,309
Other                                                                 3,227             3,495             2,940
                                                              -------------     -------------     -------------
  Investment income, before expense                                 179,045           151,402           137,349
  Investment expense                                                  2,506             3,071             2,936
                                                              -------------     -------------     -------------
  Net investment income                                       $     176,539     $     148,331     $     134,413
                                                              =============     =============     =============

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX
YEAR ENDED DECEMBER 31,                                            2000             1999               1998
                                                                   ----             ----               ----
Fixed income securities                                       $      (2,089)    $      (2,207)    $       4,755
Mortgage loans                                                          697                42               (65)
Other                                                                (3,789)               69                 7
                                                              -------------     -------------     -------------

   Realized capital gains and losses                                 (5,181)           (2,096)            4,697
   Income taxes                                                       1,813              (765)            1,644
                                                              -------------     -------------     -------------
   Realized capital gains and losses, after tax               $      (3,368)    $      (1,331)    $       3,053
                                                              =============     =============     =============

     Excluding calls and prepayments, gross gains of $2,986, $1,713 and $2,905 and gross losses of $8,864, $3,845 and $164 were realized on sales of fixed income securities during 2000, 1999 and 1998, respectively.

UNREALIZED NET CAPITAL GAINS

     Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 2000 are as follows:

                                                                                GROSS UNREALIZED              UNREALIZED
                                    AMORTIZED COST     FAIR VALUE           GAINS             LOSSES           NET GAINS
                                    --------------     -----------       -----------       -----------       -----------
Fixed income securities              $ 2,260,087       $ 2,476,132       $   238,209       $   (22,164)      $   216,045
                                     -----------       -----------       -----------       -----------       -----------
Reserve for life-contingent
  contract benefits                                                                                              (26,500)
Deferred acquisition costs                                                                                        (7,634)
Deferred income taxes                                                                                            (63,669)
                                                                                                             -----------
Unrealized net capital gains                                                                                 $   118,242
                                                                                                             ===========

CHANGE IN UNREALIZED NET CAPITAL GAINS
YEAR ENDED DECEMBER 31,                                                       2000             1999              1998
                                                                              ----             ----              ----
Fixed income securities                                                  $   161,716       $  (262,766)      $    70,948
Reserves for life contingent-contract benefits                               (18,685)          179,891           (42,251)
Deferred income taxes                                                        (47,389)           28,362            (9,922)
Deferred policy acquisition costs and other                                   (7,634)            1,841              (348)
                                                                         -----------       -----------       -----------
Increase (decrease) in unrealized net capital gains                      $    88,008       $   (52,672)      $    18,427
                                                                         ===========       ===========       ===========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


INVESTMENT LOSS PROVISIONS AND VALUATION ALLOWANCES

     Pretax provisions for investment losses, principally relating to valuation allowances on mortgage loans were $114 in 1998. There were no provisions for investment losses in 2000 or 1999.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The Company had no impaired loans at December 31, 2000 and 1999.

     The valuation allowance for mortgage loans at December 31, 2000, 1999 and 1998 were $119, $600 and $600, respectively. Net additions and reductions to the mortgage loan valuation allowances were ($481), $0 and $114 for the year ended December 31, 2000, 1999 and 1998, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION

     The Company maintains a diversified portfolio of municipal bonds. The largest concentrations in the portfolio are presented below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 2000:

(% of municipal bond portfolio carrying value)                                    2000                 1999
                                                                                  ----                 ----
         California                                                               23.4%                20.2%
         Pennsylvania                                                             14.9                  7.5
         Nebraska                                                                 10.8                  -
         Ohio                                                                     10.7                 16.4
         Nevada                                                                    8.6                  -
         Utah                                                                      8.1                  -
         Illinois                                                                  6.9                 11.6

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 2000:

(% of commercial mortgage portfolio carrying value)                               2000                 1999
                                                                                  ----                 ----
         California                                                               30.8%                34.9%
         New York                                                                 26.8                 27.6
         New Jersey                                                               16.0                 12.3
         Illinois                                                                 14.3                 13.2
         Pennsylvania                                                              6.8                  9.7

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     The types of properties collateralizing the commercial mortgage loans at December 31, are as follows:

(% of commercial mortgage portfolio carrying value)                               2000                 1999
                                                                                  ----                 ----
         Retail                                                                    29.0%                33.1%
         Office buildings                                                          21.2                 18.9
         Warehouse                                                                 18.4                 18.5
         Apartment complex                                                         17.4                 15.8
         Industrial                                                                 6.9                  4.6
         Other                                                                      7.1                  9.1
                                                                                  ------               ------
                                                                                  100.0%               100.0%
                                                                                  ======               ======

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2000, are as follows:

                                                      NUMBER OF LOANS      CARRYING VALUE           PERCENT
                                                      ---------------      --------------           -------
2001                                                              3        $        3,072             1.5%
2002                                                              2                 5,631             2.7
2003                                                              0                     -               -
2004                                                              3                 3,739             1.8
2005                                                              3                 7,696             3.7
Thereafter                                                       39               187,719            90.3
                                                        -----------        --------------           ------
     Total                                                       50        $      207,857           100.0%
                                                        ===========        ==============           ======

     In 2000, $4.5 million of commercial mortgage loans were contractually due. Of these, 51.1% were paid as due and 48.9% were refinanced at prevailing market terms.

     The Company participates in securities lending programs with third parties, primarily large brokerage firms. At December 31, 2000, fixed income securities with a carrying value of $89,241 have been pledged as collateral under these lending agreements. As security, the Company receives cash collateral that is included in Short-term investments with an offsetting liability recorded in Other liabilities.

SECURITIES ON DEPOSIT

     At December 31, 2000, fixed income securities with a carrying value of $2,159 were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including deferred policy acquisition costs and reinsurance recoverables) and liabilities (including traditional life and interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values approximate fair value.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31, are as follows:

                                               2000                                       1999
                             ----------------------------------------   ---------------------------------------
                                  CARRYING               FAIR                 CARRYING             FAIR
                                   VALUE                 VALUE                 VALUE               VALUE
                                   -----                 -----                 -----               -----
Fixed income securities        $  2,476,132          $  2,476,132          $  1,912,545        $  1,912,545
Mortgage loans                      207,857               212,345               166,997             159,853
Short-term                           58,224                58,224                46,037              46,037
Policy loans                         31,772                31,772                31,109              31,109
Separate Accounts                   560,089               560,089               443,705             443,705

CARRYING VALUE AND FAIR VALUE INCLUDES THE EFFECTS OF DERIVATIVE FINANCIAL INSTRUMENTS WHERE APPLICABLE.

     Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values approximate fair value.

     The carrying value of policy loans is deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31, are as follows:

                                                  2000                                    1999
                             ----------------------------------------   ---------------------------------------
                                  CARRYING               FAIR                CARRYING              FAIR
                                   VALUE                 VALUE                 VALUE               VALUE
                                   -----                 -----                 -----               -----
Contractholder funds on
   investment contracts        $    874,158          $    850,767           $    627,488       $    605,113
Separate Accounts                   560,089               560,089                443,705            443,705

     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The only derivative financial instruments used by the Company are financial futures contracts. The Company primarily uses this derivative financial instrument to reduce its exposure to market risk, specifically interest rate risk, in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     The following table summarizes the contract amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments:

                                                                                                 CARRYING VALUE
                                                CONTRACT        CREDIT               FAIR            ASSETS/
                                                 AMOUNT         EXPOSURE             VALUE        (LIABILITIES)
                                                 ------         --------             -----         -----------
AT DECEMBER 31, 2000
--------------------
Financial futures contracts                    $    21,500     $        -        $        (32)    $        (54)

AT DECEMBER 31, 1999
--------------------
Financial futures contracts                    $     8,700     $        -        $        (29)    $        588

CARRYING VALUE IS REPRESENTATIVE OF DEFERRED GAINS AND LOSSES.

     The contract amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date. The Company manages its exposure to credit risk primarily by establishing risk control limits. To date, the Company has not incurred any losses as financial futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require daily cash settlement of margins.

     Fair value is the estimated amount that the Company would receive (pay) to terminate or assign the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Dealer and exchange quotes are used to value the Company's derivatives.

     Financial futures are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes financial futures contracts to manage its market risk related to anticipatory investment purchases and sales. Financial futures used as hedges of anticipatory transactions pertain to identified transactions that are probable to occur and are generally completed within 90 days.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management. In addition, the change in the value of the Company's derivative financial instruments designated as hedges are generally offset by the change in the value of the related assets and liabilities.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to borrowers. At December 31, 2000, the Company did not have any mortgage loan commitments outstanding.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


6.   DEFERRED POLICY ACQUISITION COSTS

     Certain costs of acquiring business which were deferred and amortized for the years ended December 31, 2000 and 1999 are as follows:

                                                                      2000                   1999
                                                                      ----                   ----
          Balance, beginning of year                             $     106,932          $      87,830
          Acquisition costs deferred                                    39,047                 26,247
          Amortization charged to income                               (21,994)                (8,861)
          Adjustment from unlocking assumptions                          8,250                   (124)
          Effect of unrealized gains and (losses)                       (7,634)                 1,840
                                                                 -------------          -------------
          Balance, end of year                                   $     124,601          $     106,932
                                                                 =============          =============

7.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                                                          2000             1999
                                                                          ----             ----
          Immediate annuities:
             Structured settlement annuities                          $ 1,147,530      $ 1,024,049
             Other immediate annuities                                      4,449            2,933
          Traditional life                                                 72,157           70,254
          Other                                                             2,213              780
                                                                      -----------      -----------
             Total Reserve for life-contingent contract benefits      $ 1,226,349      $ 1,098,016
                                                                      ===========      ===========

     The assumptions for mortality generally utilized in calculating reserves include the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; the 1983 group annuity mortality table for other immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 3.5% to 11.5% for immediate annuities and 4.0% to 7.8% for traditional life. Other estimation methods include the present value of contractually fixed future benefits for structured settlement annuities, the present value of expected future benefits based on historical experience for other immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, premium deficiency reserves are established, if necessary, and have been recorded for the structured settlement annuity business and for certain immediate annuities with life contingencies. A liability of $26.5 million and $8 million is included in the Reserve for life-contingent contract benefits with respect to this deficiency for the years ended December 31, 2000 and 1999, respectively.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     At December 31, Contractholder funds consists of the following:

                                                                    2000                    1999
                                                                    ----                    ----
          Interest-sensitive life                               $   233,320             $   211,729
          Fixed annuities:
               Immediate annuities                                  337,282                 303,564
               Deferred annuities                                   486,893                 273,864
          Other investment contracts                                 50,000                  50,000
                                                                -----------             -----------
               Total contractholder funds                       $ 1,107,495             $   839,157
                                                                ===========             ===========

     Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.3% to 7.0% for interest-sensitive life contracts; 3.5% to 9.8% for immediate annuities; 4.6% to 8.0% for deferred annuities and 6.6% for other investment contracts. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 8.1% of deferred annuities are subject to a market value adjustment.

8.   REINSURANCE

     The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company cedes a portion of the mortality risk on certain term life policies with a pool of reinsurers.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. No single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.
(See Note 3 for discussion of reinsurance agreements with ALIC.)

                                                                                       2000         1999         1998
                                                                                       ----         ----         ----
PREMIUMS AND CONTRACT CHARGES
Direct                                                                              $ 150,498    $ 105,580    $ 121,881
Assumed - non-affiliate                                                                 1,194        1,047          375
Ceded
    Affiliate                                                                          (4,621)      (3,408)      (2,518)
    Non-affiliate                                                                        (870)        (845)        (686)
                                                                                    ---------    ---------    ---------
      Premiums and contract charges, net of reinsurance                             $ 146,201    $ 102,374    $ 119,052
                                                                                    =========    =========    =========

                                                                                       2000         1999         1998
                                                                                       ----         ----         ----
POLICY BENEFITS AND CERTAIN COSTS AND EXPENSES
Direct                                                                              $ 271,326    $ 208,292    $ 216,074
Assumed - non-affiliate                                                                   559          509          205
Ceded
    Affiliate                                                                            (496)        (211)        (315)
    Non-affiliate                                                                        (361)      (1,187)        (393)
                                                                                    ---------    ---------    ---------
      Policy benefits and certain costs and expenses, net of reinsurance            $ 271,028    $ 207,403    $ 215,571
                                                                                    =========    =========    =========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     Included in reinsurance recoverables at December 31, 2000 and 1999 are the net amounts owed to ALIC of $569 and $458, respectively.

9.   COMMITMENTS AND CONTINGENT LIABILITIES

REGULATIONS AND LEGAL PROCEEDINGS

     The Company's business is subject to the effect of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulation, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     In the normal course of its business, the Company is involved in pending and threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is in the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expense related to these funds have been immaterial.

MARKETING AND COMPLIANCE ISSUES

     Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization that advocates ethical market conduct.

10.  INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

     Prior to June 30, 1995, the Corporation was a subsidiary of Sears, Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                                             2000            1999
                                                                             ----            ----
DEFERRED ASSETS
Life and annuity reserves                                                $    49,070     $    42,248
Discontinued operations                                                          366             366
Other postretirement benefits                                                    284             296
Other assets                                                                   1,150           1,319
                                                                         -----------     -----------

      Total deferred assets                                                   50,870          44,229

DEFERRED LIABILITIES

Deferred policy acquisition costs                                            (32,047)        (25,790)
Unrealized net capital gains                                                 (63,669)        (16,280)
Difference in tax bases of investments                                        (5,952)         (3,194)
Prepaid commission expense                                                      (759)           (682)
Other liabilities                                                             (1,624)         (1,360)
                                                                         -----------     -----------

      Total deferred liabilities                                            (104,051)        (47,306)
                                                                         -----------     -----------

      Net deferred liability                                             $   (53,181)    $    (3,077)
                                                                         ===========     ===========

     Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized based on the assumptions that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31, are as follows:

                                                        2000         1999         1998
                                                        ----         ----         ----
Current                                               $ 12,901     $  8,650     $ 13,679
Deferred                                                 2,715        5,990        1,255
                                                      --------     --------     --------
      Total income tax expense                        $ 15,616     $ 14,640     $ 14,934
                                                      ========     ========     ========

     The Company paid income taxes of $11,310, $12,547 and $3,788 in 2000, 1999 and 1998, respectively. The Company had a current income tax liability of $11,723 and $10,132 at December 31, 2000 and 1999, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                                              2000             1999              1998
                                                              ----             ----              ----
Statutory federal income tax rate                            35.0%            35.0%             35.0%
State income tax expense                                      1.0              1.6               1.6
Other                                                        (2.4)            (1.1)             (1.5)
                                                             ----             ----              ----
Effective income tax rate                                    33.6%            35.5%             35.1%
                                                             ====             ====              ====

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2000, approximately $389, will result in federal income taxes payable of $136 if distributed by the Company. No provision

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

11.  STATUTORY FINANCIAL INFORMATION

     The Company's statutory capital and surplus was $238,158 and $214,738 at December 31, 2000 and 1999, respectively. The Company's statutory net income was $26,088, $18,767 and $13,649 for the years ended December 31, 2000, 1999 and
1998, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

     The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). The Company's state of domicile, New York, has rejected certain accounting principles, specifically Statement of Statutory Accounting Principle ("SSAP") No. 10, accounting for taxes and continues to review codification and existing statutory accounting requirements to align existing state laws and regulations as necessary. The Company currently estimates it will record an increase to surplus of approximately $4.5 million at implementation. The increase to surplus is primarily due to favorable treatment investment write-downs receive within the asset valuation reserve and the reclassification of private placement prepayment penalties and mortgage loan make-whole fees from the interest maintenance reserve to investment income. The NAIC has installed a formal maintenance process to develop and propose new guidance, as well as on-going clarification and interpretation of issues. The impact of any future changes will be recorded as they are approved.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2001 without prior approval of the New York State Insurance Department is $23,566.

     In the twelve-month period beginning January 1, 2000, the Company did not pay any dividends.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The standard is based on a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 2000, RBC for the Company was significantly above a level that would require regulatory action.

12.  BENEFIT PLANS

PENSION PLANS

     Defined benefit pension plans, sponsored by AIC, cover domestic full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


compensation. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The (benefit) and cost to the Company included in net income was $(62), $(263) and $382 for the pension plans in 2000, 1999 and 1998, respectively.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     AIC also provides certain health care and life insurance benefits for retired employees. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans for ten or more years prior to retirement. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans.

PROFIT SHARING PLAN

     Employees of the Corporation are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). Contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense was $198, $176, $567 in 2000, 1999 and 1998, respectively.

13.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2000                                1999                              1998
                            ---------------------------------- ----------------------------------- --------------------------------
                                                      After-                              After-                            After-
                               Pretax       Tax        tax        Pretax       Tax         tax       Pretax       Tax        tax
                               ------       ---        ---        ------       ---         ---       ------       ---        ---
UNREALIZED CAPITAL GAINS
 AND LOSSES:
   Unrealized holding
      gains (losses)
      arising during
      the period             $ 129,754   $ (45,414)  $ 84,340   $ (83,241)  $  29,134   $ (54,107)  $ 33,218   $ (11,626)  $ 21,592
   Less: reclassification
      adjustments               (5,643)      1,975     (3,668)     (2,207)        772      (1,435)     4,869      (1,704)     3,165
                             ---------   ---------   --------   ---------   ---------   ---------   --------   ---------   --------
Unrealized net capital
  gains (losses)               135,397     (47,389)    88,008     (81,034)     28,362     (52,672)    28,349      (9,922)    18,427
                             ---------   ---------   --------   ---------   ---------   ---------   --------   ---------   --------
Other comprehensive
  income (loss)              $ 135,397   $ (47,389)  $ 88,008   $ (81,034)  $  28,362   $ (52,672)  $ 28,349   $  (9,922)  $ 18,427
                             =========   =========   ========   =========   =========   =========   ========   =========   ========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            SCHEDULE IV--REINSURANCE

                                ($ IN THOUSANDS)

                                                                      GROSS                                   NET
YEAR ENDED DECEMBER 31, 2000                                         AMOUNT              CEDED              AMOUNT
----------------------------                                         ------              -----              ------
Life insurance in force                                         $    15,916,421    $      1,592,962    $    14,323,459
                                                                ===============    ================    ===============

Premiums and contract charges:
    Life and annuities                                          $       143,550    $          4,706    $       138,844
    Accident and health                                                   8,142                 785              7,357
                                                                ---------------    ----------------    ---------------
                                                                $       151,692    $          5,491    $       146,201
                                                                ===============    ================    ===============


                                                                      GROSS                                   NET
YEAR ENDED DECEMBER 31, 1999                                         AMOUNT              CEDED              AMOUNT
----------------------------                                         ------              -----              ------
Life insurance in force                                         $    14,140,049    $      1,066,993    $    13,073,056
                                                                ===============    ================    ===============

Premiums and contract charges:
    Life and annuities                                          $        99,760    $          3,397    $        96,363
    Accident and health                                                   6,867                 856              6,011
                                                                ----------------   ----------------    ---------------
                                                                $       106,627    $          4,253    $       102,374
                                                                ===============    ================    ===============


                                                                      GROSS                                   NET
YEAR ENDED DECEMBER 31, 1998                                         AMOUNT              CEDED              AMOUNT
----------------------------                                         ------              -----              ------
Life insurance in force                                         $    12,656,826    $        857,500    $    11,799,326
                                                                ===============    ================    ===============

Premiums and contract charges:
    Life and annuities                                          $       116,455    $          2,318    $       114,137
    Accident and health                                                   5,801                 886              4,915
                                                                ---------------    ----------------    ---------------
                                                                $       122,256    $          3,204    $       119,052
                                                                ===============    ================    ===============

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                  SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS
                                ($ IN THOUSANDS)

                                                    BALANCE AT       CHARGED TO                         BALANCE AT
                                                    BEGINNING         COSTS AND                           END OF
                                                    OF PERIOD         EXPENSES         DEDUCTIONS         PERIOD
                                                    ---------         --------         ----------         ------
YEAR ENDED DECEMBER 31, 2000
----------------------------
Allowance for estimated losses
   on mortgage loans                              $         600     $          -      $        481     $         119
                                                  =============     ============      ============     =============

YEAR ENDED DECEMBER 31, 1999
----------------------------
Allowance for estimated losses
   on mortgage loans                              $         600     $          -      $          -     $         600
                                                  =============     ============      ============     =============

YEAR ENDED DECEMBER 31, 1998
----------------------------
Allowance for estimated losses
   on mortgage loans                              $         486     $        114      $          -     $         600
                                                  =============     ============      ============     =============

               ---------------------------------------------
               ALLSTATE LIFE OF NEW
               YORK VARIABLE
               ANNUITY ACCOUNT

               FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
               AND FOR THE PERIODS ENDED DECEMBER 31, 2000
               AND DECEMBER 31, 1999, AND INDEPENDENT
               AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statement of net assets of Allstate Life of New York Variable Annuity Account (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Allstate Life of New York Variable Annuity Account as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 16, 2001

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------

      ASSETS
      Allocation to Sub-Accounts investing in the Morgan Stanley Dean Witter Variable Investment Series:
          Capital Growth,  22,977 shares (cost $379,338)                                                                $   460,920
          Dividend Growth,  153,543 shares (cost $2,150,429)                                                              2,226,374
          Equity,  23,056 shares (cost $790,819)                                                                            914,645
          European Growth,  12,707 shares (cost $239,944)                                                                   322,378
          Global Dividend Growth,  26,486 shares (cost $337,566)                                                            337,163
          High Yield,  29,981 shares (cost $144,927)                                                                         72,854
          Income Builder,  1,354 shares (cost $14,883)                                                                       14,699
          Money Market,  415,325 shares (cost $415,325)                                                                     415,325
          Pacific Growth,  5,155 shares (cost $44,555)                                                                       28,663
          Quality Income Plus,  72,659 shares (cost $747,997)                                                               742,570
          Strategist,  37,195 shares (cost $499,644)                                                                        619,672
          Utilities,  46,181 shares (cost $644,753)                                                                       1,001,194
                                                                                                          -------------------------

               Total Assets                                                                                               7,156,457

      LIABILITIES
      Payable to Allstate Life Insurance Company of New York:
          Accrued contract maintenance charges                                                                                1,988
                                                                                                          -------------------------

               Net Assets                                                                                               $ 7,154,469
                                                                                                          =========================

      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT



STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------



                                                                Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                                ------------------------------------------------------------------

                                                                                                                         Global
                                                                    Capital     Dividend                  European      Dividend
                                                                    Growth       Growth       Equity       Growth        Growth
                                                                   ---------   ----------   ----------   -----------   ----------

      NET INVESTMENT INCOME
      Dividends                                                     $  70,924   $ 547,816     $ 172,326     $ 54,319     $ 34,886
      Charges from Allstate Life Insurance Company
        of New York:
           Mortality and expense risk                                  (4,368)    (22,586)      (10,649)      (3,526)      (3,455)
                                                                    ---------   ---------   -----------   ----------    ---------

               Net investment income                                   66,556     525,230       161,677       50,793       31,431
                                                                    ---------   ---------   -----------   ----------   ----------


      NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                         55,914     627,989       232,444       61,152       43,456
           Cost of investments sold                                    39,379     594,702       177,126       42,088       44,712
                                                                    ---------   ---------   -----------   ----------   ----------

               Net realized gains (losses)                             16,535      33,287        55,318       19,064       (1,256)

      Change in unrealized gains (losses)                             (87,248)   (502,591)     (368,156)     (91,376)     (45,254)
                                                                    ---------   ---------   -----------   ----------   ----------


               Net realized and unrealized gains
                    (losses) on investments                           (70,713)   (469,304)     (312,838)     (72,312)     (46,510)
                                                                    ---------   ---------   -----------   ----------   ----------



      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                               $  (4,157)  $  55,926   $  (151,161)  $  (21,519)  $  (15,079)
                                                                    =========   =========   ===========   ==========   ==========


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------



                                                                 Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                                 ------------------------------------------------------------------

                                                                                                                           Quality
                                                                    High         Income        Money         Pacific       Income
                                                                   Yield        Builder        Market        Growth         Plus
                                                                  ---------     ---------     -----------    ---------    ---------


      NET INVESTMENT INCOME
      Dividends                                                   $ 18,230     $     769     $    26,843   $      969   $  48,223
      Charges from Allstate Life Insurance Company
        of New York:
           Mortality and expense risk                               (1,024)         (142)        (4,565)        (514)      (6,911)
                                                                  --------     ---------     ----------    ---------    ---------


               Net investment income                                17,206           627         22,278          455       41,312
                                                                  --------     ---------     ----------    ---------    ---------



      NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                      11,740           142        190,464       26,440       40,760
           Cost of investments sold                                 16,877           146        190,464       29,005       42,252
                                                                  --------     ---------     ----------    ---------    ---------


               Net realized gains (losses)                          (5,137)           (4)             -       (2,565)      (1,492)

      Change in unrealized gains (losses)                          (48,016)         (746)             -      (14,465)      27,576
                                                                  --------     ---------     ----------    ---------    ---------


               Net realized and unrealized gains
                    (losses) on investments                        (53,153)         (750)             -      (17,030)      26,084
                                                                  --------     ---------     ----------    ---------    ---------

      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                            $ (35,947)    $    (123)    $   22,278    $ (16,575)   $  67,396
                                                                 =========     =========     ==========    =========    =========


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                               Morgan Stanley Dean Witter
                                                                                               Variable Investment Series
                                                                                                     Sub-Accounts
                                                                                      -------------------------------------------


                                                                                          Strategist              Utilities
                                                                                      -------------------     -------------------

      NET INVESTMENT INCOME
      Dividends                                                                       $           108,311     $            86,616
      Charges from Allstate Life Insurance Company
        of New York:
           Mortality and expense risk                                                              (7,270)                (10,622)
                                                                                      -------------------     -------------------

               Net investment income                                                              101,041                  75,994
                                                                                      -------------------     -------------------


      NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                                                    178,617                 168,586
           Cost of investments sold                                                               136,574                 102,186
                                                                                      -------------------     -------------------

               Net realized gains (losses)                                                         42,043                  66,400

      Change in unrealized gains (losses)                                                        (137,484)               (122,679)
                                                                                      -------------------     -------------------


               Net realized and unrealized gains
                    (losses) on investments                                                       (95,441)                (56,279)
                                                                                      -------------------     -------------------



      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                                                 $             5,600     $          $ 19,715
                                                                                      ===================     ===================


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------




                                                            Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                       --------------------------------------------------------------------------

                                                           Capital
                                                       Appreciation (a)        Capital Growth             Dividend Growth
                                                       ----------------   ------------------------   ----------------------------


                                                              1999            2000           1999          2000          1999
                                                       ----------------   -----------   -----------   -------------  ------------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                     $              -   $    66,556   $    37,005   $     525,230  $    475,079
      Net realized gains (losses)                                     -        16,535        15,598          33,287       187,884
      Change in unrealized gains (losses)                             -       (87,248)       43,894        (502,591)     (747,378)
                                                       ----------------   -----------   -----------   -------------  ------------


      Increase (decrease) in net assets
           from operations                                            -        (4,157)       96,497          55,926       (84,415)
                                                       ----------------   -----------   -----------   -------------  ------------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                                        -           400            94          15,000        14,131
      Benefit payments                                                -             -        (8,167)        (23,113)      (15,598)
      Payments on termination                                         -       (51,622)      (11,950)       (232,230)     (205,659)
      Contract maintenance charge                                     -          (177)         (148)         (1,162)       (1,465)
      Transfers among the sub-accounts
           and with the Fixed Account - net                           -       114,148        (5,801)       (303,280)     (295,891)
                                                       ----------------   -----------   -----------   -------------  ------------

      Increase (decrease) in net assets
           from capital transactions                                  -        62,749       (25,972)       (544,785)     (504,482)
                                                       ----------------   -----------   -----------   -------------  ------------

      INCREASE (DECREASE) IN NET ASSETS                               -        58,592        70,525        (488,859)     (588,897)

      NET ASSETS AT BEGINNING OF PERIOD                               -       402,200       331,675       2,714,615     3,303,512
                                                       ----------------   -----------   -----------   -------------  ------------

      NET ASSETS AT END OF PERIOD                      $              -   $   460,792   $   402,200   $   2,225,756  $  2,714,615
                                                       ================   ===========   ===========   =============  ============

      (a) As of the close of business on March 19, 1999, the Capital Appreciation Sub-Account merged with and into the Equity Sub-Account.


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------



                                                            Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                        --------------------------------------------------------------------------

                                                                 Equity                European Growth      Global Dividend Growth
                                                        ------------------------   ----------------------   -----------------------

                                                           2000        1999 (a)       2000         1999        2000         1999
                                                        ----------   -----------   ----------   ----------  ----------   ----------

      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                      $  161,677   $    84,512   $   50,793   $   31,524  $   31,431   $  24,786
      Net realized gains (losses)                           55,318        43,674       19,064       15,421      (1,256)      5,158
      Change in unrealized gains (losses)                 (368,156)      249,830      (91,376)      36,310     (45,254)      9,469
                                                        ----------   -----------   ----------   ----------  ----------   ---------

      Increase (decrease) in net assets
           from operations                                (151,161)      378,016      (21,519)      83,255     (15,079)     39,413
                                                        ----------   -----------   ----------   ----------  ----------   ---------


      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                                  -          4,646            -            -           -           -
      Benefit payments                                     (49,079)      (10,615)     (20,796)     (11,413)          -     (11,931)
      Payments on termination                             (127,784)      (73,466)     (18,184)     (24,273)          -           -
      Contract maintenance charge                             (424)         (522)        (117)        (158)       (134)       (155)
      Transfers among the sub-accounts
           and with the Fixed Account - net                164,736       138,806        3,779          683     (34,856)     46,530
                                                        ----------   -----------   ----------   ----------  ----------   ---------


      Increase (decrease) in net assets
           from capital transactions                       (12,551)       58,849      (35,318)     (35,161)    (34,990)     34,444
                                                        ----------   -----------   ----------   ----------  ----------   ---------


      INCREASE (DECREASE) IN NET ASSETS                   (163,712)      436,865      (56,837)      48,094     (50,069)     73,857

      NET ASSETS AT BEGINNING OF PERIOD                  1,078,103       641,238      379,125      331,031     387,138     313,281
                                                        ----------   -----------   ----------   ----------  ----------   ---------


      NET ASSETS AT END OF PERIOD                       $  914,391   $ 1,078,103   $  322,288   $  379,125  $  337,069   $ 387,138
                                                        ==========   ===========   ==========   ==========  ==========   =========


      (a) As of the close of business on March 19, 1999, the Capital Appreciation Sub-Account merged with and into the Equity Sub-Account.


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------




                                                            Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                           ---------------------------------------------------------------------

                                                                High Yield             Income Builder          Money Market
                                                           ---------------------   ---------------------  ----------------------

                                                             2000         1999        2000        1999       2000         1999
                                                           ---------   ----------   ---------   ---------  ---------   ---------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                         $  17,206   $   16,069   $     627   $     870  $  22,278   $  18,914
      Net realized gains (losses)                             (5,137)        (770)         (4)          5          -           -
      Change in unrealized gains (losses)                    (48,016)     (18,067)       (746)        (36)         -           -
                                                           ---------   ----------   ---------   ---------  ---------   ---------


      Increase (decrease) in net assets
           from operations                                   (35,947)      (2,768)       (123)        839     22,278      18,914
                                                           ---------   ----------   ---------   ---------  ---------   ---------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                                   100          175           -           -          -           -
      Benefit payments                                        (5,143)      (5,636)          -           -          -           -
      Payments on termination                                   (586)      (2,724)          -           -   (165,754)   (127,619)
      Contract maintenance charge                                  2          (43)         (2)         (3)      (165)       (213)
      Transfers among the sub-accounts
           and with the Fixed Account - net                     (949)      99,198           -           -     39,179     148,861
                                                           ---------   ----------   ---------   ---------  ---------   ---------

      Increase (decrease) in net assets
           from capital transactions                          (6,576)      90,970          (2)         (3)  (126,740)     21,029
                                                           ---------   ----------   ---------   ---------  ---------   ---------

      INCREASE (DECREASE) IN NET ASSETS                      (42,523)      88,202        (125)        836   (104,462)     39,943

      NET ASSETS AT BEGINNING OF PERIOD                      115,357       27,155      14,820      13,984    519,671     479,728
                                                           ---------   ----------   ---------   ---------  ---------   ---------

      NET ASSETS AT END OF PERIOD                          $  72,834   $  115,357   $  14,695   $  14,820  $ 415,209   $ 519,671
                                                           =========   ==========   =========   =========  =========   =========


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------




                                                           Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                          ---------------------------------------------------------------------


                                                              Pacific Growth       Quality Income Plus         Strategist
                                                          ---------------------   ----------------------  ----------------------
                                                            2000        1999        2000        1999         2000        1999
                                                          ---------   ---------   ---------   ----------  ----------   ---------

      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                        $    455    $     (79)  $  41,312   $   48,233  $  101,041   $   8,767
      Net realized gains (losses)                            (2,565)     (7,350)     (1,492)      (4,208)     42,043      64,580
      Change in unrealized gains (losses)                   (14,465)     34,971      27,576      (94,145)   (137,484)     36,792
                                                          ---------   ---------   ---------   ----------  ----------   ---------


      Increase (decrease) in net assets
           from operations                                  (16,575)     27,542      67,396      (50,120)      5,600     110,139
                                                          ---------   ---------   ---------   ----------  ----------   ---------


      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                                    -           -       9,500            -           -           -
      Benefit payments                                         (223)     (2,685)     (7,250)    (111,527)     (5,931)          -
      Payments on termination                                     -           -     (18,721)     (27,466)   (159,019)   (116,795)
      Contract maintenance charge                               (17)        (30)       (378)        (348)       (379)       (437)
      Transfers among the sub-accounts
           and with the Fixed Account - net                 (25,675)     (3,693)     12,385      (40,152)     28,786     (97,283)
                                                          ---------   ---------   ---------   ----------  ----------   ---------

      Increase (decrease) in net assets
           from capital transactions                        (25,915)     (6,408)     (4,464)    (179,493)   (136,543)   (214,515)
                                                          ---------   ---------   ---------   ----------  ----------   ---------


      INCREASE (DECREASE) IN NET ASSETS                     (42,490)     21,134      62,932     (229,613)   (130,943)   (104,376)

      NET ASSETS AT BEGINNING OF PERIOD                      71,145      50,011     679,432      909,045     750,443     854,819
                                                          ---------   ---------   ---------   ----------  ----------   ---------

      NET ASSETS AT END OF PERIOD                         $  28,655   $  71,145   $ 742,364   $  679,432  $  619,500   $ 750,443
                                                          =========   =========   =========   ==========  ==========   =========



      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                                                               Morgan Stanley Dean Witter
                                                                                               Variable Investment Series
                                                                                                      Sub-Accounts
                                                                                        -----------------------------------------

                                                                                                       Utilities
                                                                                        -----------------------------------------

                                                                                               2000                  1999
                                                                                        -------------------   -------------------

      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                                                      $            75,994   $            37,896
      Net realized gains (losses)                                                                    66,400                57,341
      Change in unrealized gains (losses)                                                          (122,679)               23,741
                                                                                        -------------------   -------------------

      Increase (decrease) in net assets
           from operations                                                                           19,715               118,978
                                                                                        -------------------   -------------------
      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                                                                        2,300                 1,125
      Benefit payments                                                                              (24,492)              (36,909)
      Payments on termination                                                                      (106,433)              (89,169)
      Contract maintenance charge                                                                      (557)                 (656)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                                          16,311                 8,775
                                                                                        -------------------   -------------------

      Increase (decrease) in net assets
           from capital transactions                                                               (112,871)             (116,834)
                                                                                        -------------------   -------------------

      INCREASE (DECREASE) IN NET ASSETS                                                             (93,156)                2,144

      NET ASSETS AT BEGINNING OF PERIOD                                                           1,094,072             1,091,928
                                                                                        -------------------   -------------------

      NET ASSETS AT END OF PERIOD                                                       $         1,000,916   $         1,094,072
                                                                                        ===================   ===================



      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1.    ORGANIZATION

      Allstate Life of New York Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Allstate New York issued the Allstate Variable Annuity contract, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders, but is closed to new customers. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios of the Morgan Stanley Dean Witter Variable Investment Series (collectively the "Funds"):

              Capital Growth                        Income Builder
              Dividend Growth                       Money Market
              Equity                                Pacific Growth
              European Growth                       Quality Income Plus
              Global Dividend Growth                Strategist
              High Yield                            Utilities

      Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

-------------------------------------------------------------------------------

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.     EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to 1.00% per annum of the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Allstate New York guarantees that the amount of this charge will not increase over the life of the contract.

      CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge of $30 on each contract anniversary and guarantees that this charge will not increase over the life of the contract.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------


4. UNITS ISSUED AND REDEEMED

     (Units in whole amounts)




                                                                                 Unit activity during 2000:
                                                             ----------------------------------------------
                                                             Units Outstanding     Units          Units
                                                             December 31, 1999     Issued       Redeemed
                                                            -------------------   ----------   ------------

Investments in the Morgan Stanley Dean Witter Variable
     Investment Series Sub-Accounts:
         Capital Growth                                                 12,452          3,350      (1,577)
         Dividend Growth                                                89,747          1,468     (20,639)
         Equity                                                          8,059          1,457      (1,640)
         European Growth                                                 8,467             99        (921)
         Global Dividend Growth                                         19,736            267      (2,204)
         High Yield                                                      3,828              3        (229)
         Income Builder                                                  1,129              -          (1)
         Money Market                                                   24,357          4,362     (10,185)
         Pacific Growth                                                  7,941              -      (3,086)
         Quality Income Plus                                            29,406            910      (1,106)
         Strategist                                                     19,825            726      (4,290)
         Utilities                                                      32,582            773      (4,138)



                                                                                            Accumulation
                                                                  Units Outstanding          Unit Value
                                                                  December 31, 2000       December 31, 2000
                                                                 -------------------    -------------------

Investments in the Morgan Stanley Dean Witter Variable
Investment Series Sub-Accounts:

           Capital Growth                                                 14,225           $      32.39
           Dividend Growth                                                70,576                  31.54
           Equity                                                          7,876                 116.09
           European Growth                                                 7,645                  42.16
           Global Dividend Growth                                         17,799                  18.94
           High Yield                                                      3,602                  20.22
           Income Builder                                                  1,128                  13.02
           Money Market                                                   18,534                  22.40
           Pacific Growth                                                  4,855                   5.90
           Quality Income Plus                                            29,210                  25.41
           Strategist                                                     16,261                  38.10
           Utilities                                                      29,217                  34.26



Units relating to accrued contract maintenance charges are included in units redeemed.

                                     PART C

                                OTHER INFORMATION

24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

Allstate Life Insurance Company of New York Financial Statements and Financial Schedules and Allstate Life of New York Variable Annuity Account Financial Statements are included in Part B of this Registration Statement.

(b) EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:


(1) Form of Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Variable Account (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 033-24228) dated December 31, 1996.)

(2)  Not Applicable.


(3)  General   Agent's   Agreement   (Incorporated   herein  by   reference   to
     Post-Effective Amendment No. 14 to Depositor's Registration Statement (File No. 033-35445) dated April 17, 1998.)

(4) Form of Contract (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 033-24228) dated December 31, 1996.)

(5) Form Application for a Contract (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 033-24228) dated December 31, 1996.)

(6)(a) Restated Certificate of Incorporation of Allstate Life Insurance Company of New York (Incorporated herein by reference to Depositor's Form 10-K annual report dated March 30, 1999.)

(6)(b)  Amended  By-laws  of  Allstate  Life  Insurance   Company  of  New  York
     (Incorporated herein by reference to Depositor's Form 10-K annual report dated March 30, 1999.)


(7)  Not applicable.


(8) Participation Agreement (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (File No. 033-24228) dated May 1, 1996.)

(9) Opinion and Consent of General Counsel (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 033-24228) dated December 31, 1996.)


(10)(a) Independent Auditors' Consent filed herewith.

(10)(b) Consent of Foley & Lardner filed herewith.

(11) Not Applicable.

(12) Not Applicable.


(13) Performance Data Calculations (Previously filed in Post-effective Amendment No. 13 to this Registration Statement(File No. 033-24228) dated April 15, 1997.)


(14) Not Applicable.

(99)(a) Powers of Attorney for Thomas J. Wilson, II, Marcia D. Alazraki, Cleveland Johnson, Jr., John R. Raben, Jr. and Sally A. Slacke (Previously filed in Post-Effective Amendment No. 14 to this Registration Statement (File No. 033-24228) dated April 30, 1999.)


(99)(b) Powers of Attorney for Samuel H. Pilch, Marla G. Friedman, Vincent A. Fusco, Kenneth R. O'Brien, and Patricia W. Wilson(Previously filed in Post-Effective Amendment No. 15 to this Registration Statement (File No. 033-24228)dated April 24, 2000.)

(99)(c) Powers of Attorney for Steven C. Verney, Margaret G. Dyer, John C. Lounds, and J. Kevin McCarthy filed herewith.


25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                   POSITION AND OFFICE WITH
BUSINESS ADDRESS                     DEPOSITOR OF THE ACCOUNT


Thomas J. Wilson, II                 Director, Chairman of the Board and President
                                       (Principal Executive Officer)
Michael J. Velotta                   Director, Vice President, Secretary and
                                          General Counsel
Marcia D. Alazraki                   Director
Margaret G. Dyer                     Director
Marla G. Friedman                    Director and Vice President
Vincent A. Fusco                     Director and Chief Operations Officer
Karen C. Gardner                     Vice President
John R. Hunter                       Vice President
Cleveland Johnson, Jr.               Director
John C. Lounds                       Director
J. Kevin McCarthy                    Director
Kenneth R. O'Brien                   Director
Samuel H. Pilch                      Controller (Principal Accounting Officer)
John R. Raben, Jr.                   Director
Sally A. Slacke                      Director
Casey J. Sylla                       Chief Investment Officer
Steven C. Verney                     Director and Vice President
                                     (Principal Financial Officer)
Patricia W. Wilson                   Director and Assistant Vice President
James P. Zils                        Treasurer
D. Steven Boger                      Assistant Vice President
James J. Brazda                      Chief Administrative Officer
Patricia A. Coffey                   Assistant Vice President
Dorothy E. Even                      Assistant Vice President
Judith P. Greffin                    Assistant Vice President
Douglas F. Gaer                      Assistant Vice President
Charles Salisbury                    Assistant Vice President
Richard Zaharias                     Assistant Vice President
Charles D. Mires                     Assistant Vice President
Barry S. Paul                        Assistant Vice President and Assistant Treasurer
Timothy N. Vander Pas                Assistant Vice President
David A. Walsh                       Assistant Vice President
Joanne M. Derrig                     Assistant Secretary and Assistant General Counsel
Paul N. Kierig                       Assistant Secretary
Susan L. Lees                        Assistant Secretary
Mary J. McGinn                       Assistant Secretary
Roberta Asher                        Assistant Secretary
Barbara S. Brown                     Assistant Secretary
Ralph A. Bergholtz                   Assistant Treasurer
Mark A. Bishop                       Assistant Treasurer
Robert B. Bodett                     Assistant Treasurer
Barbara S. Brown                     Assistant Treasurer
Rhonda Hoops                         Assistant Treasurer
Peter S. Horos                       Assistant Treasurer
Thomas C. Jensen                     Assistant Treasurer
David L. Kocourek                    Assistant Treasurer
Daniel C. Leimbach                   Assistant Treasurer
Beth K. Marder                       Assistant Treasurer
Jeffrey A. Mazer                     Assistant Treasurer
Ronald A. Mendel                     Assistant Treasurer
Stephen J. Stone                     Assistant Treasurer
R. Steven Taylor                     Assistant Treasurer
Louise J. Walton                     Assistant Treasurer
Jerry D. Zinkula                     Assistant Treasurer
Errol Cramer                         Corporate Actuary and Assistant Vice President


*The principal business address of Mr. Fusco is One Allstate Drive, Farmingville, New York 11738. The principal business address of Ms. Alazraki is 1675 Broadway, New York, New York 10019. The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706. The principal business address of Mr. O'Brien is 165 E. Loines Avenue, Merrick, New York 11566. The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260. The principal business address of Ms. Slacke is 8 John Way, Islandia, New York 11788. The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.



26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March 26, 2001 (File No. 1-11840).


27.      NUMBER OF CONTRACT OWNERS


As of January 31, 2001 there were 118 nonqualified contracts and 11 qualified contracts.


28.  INDEMNIFICATION


The General Agent's Agreement (Exhibit 3) has a provision in which Allstate Life Insurance Company of New York agrees to indemnify Morgan Stanley DW Inc. as Principal Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company of New York.


Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



29. PRINCIPAL UNDERWRITERS


(a) Registrant's principal underwriter, Morgan Stanley DW Inc. , is the principal underwriter for the following affiliated investment companies:


         Northbrook Variable Annuity Account I
         Northbrook Variable Annuity Account II
         Northbrook Life Variable Life Separate Account A
         Allstate Life of New York Variable Annuity Account
         Allstate Life of New York Variable Annuity Account II

(b)  The directors and principal officers of the principal underwriter are:


Name and Principal Business         Positions and Offices
Address* of Each Such Person        with Underwriter


Bruce F. Alonso                     Director, Executive Vice President
John H. Schaefer                    President, Director, Chief Operating Officer
Donald G. Kempf, Jr.                Director
John J. Mack                        Director
Stephen S. Crawford                 Director
Robert G. Scott                     Director
Philip J. Purcell                   Director, Chairman and Chief Executive Officer
James F. Higgins                    Director
Stephen R. Miller                   Director, Executive Vice President
Mitchell M. Merin                   Director
Michael H. Stone                    Executive Vice President, General Counsel and Secretary
Lee Horwitz                         Senior Vice President and Controller
Joseph G. Siniscalchi               Director, Executive Vice President
Thomas O'Connell                    Executive Vice President
Frederick J. Frohne                 Executive Vice President
Ronald T. Carman                    Senior Vice President, Associate General
                                        Counsel and Assistant Secretary
Joyce L. Kramer                     Senior Vice President, Deputy General
                                        Counsel and Assistant Secretary
Alexander C. Frank                  Senior Vice President and Treasurer
Charles F. Vadala, Jr.              Senior Vice President and Chief Financial Officer
Michael T. Cunningham               Senior Vice President
Lorena J. Kern                      Senior Vice President
Debra M. Aaron                      Vice President
Darlene R. Lockhart                 Vice President
Harvey B. Mogenson                  Vice President
Kevin Mooney                        Vice President
Saul Rosen                          Vice President
Frank G. Skubic                     Vice President
Eileen S. Wallace                   Vice President
Sabrina Hurley                      Assistant Secretary



* The principal business address of the above-named individuals is Two World Trade Center, New York, New York 10048.


(c)  Compensation of Morgan Stanley DW Inc.


The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.




(1)                       (2)             (3)                    (4)                 (5)
 Name of Principal      Net Underwriting   Discounts and      Compensation on     Brokerage
 Underwriter             Commissions       Compensation        Commissions       Redemption


 Morgan Stanley DW Inc.                                     $1,626.87




30.  LOCATION OF ACCOUNTS AND RECORDS


The Depositor, Allstate Life Insurance Company of New York, is located at One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738. The Principal Underwriter, Morgan Stanley DW Inc., is located at Two World Trade Center, New York, New York 10048.


Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.  MANAGEMENT SERVICES

None

32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company of New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company of New York under the Contracts. Allstate Life Insurance Company of New York bases its representation on its assessment of all the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life of New York to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Variable Annuity Account, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Northfield, State of Illinois, on the 18th day of April, 2001.


                            ALLSTATE LIFE OF NEW YORK

                            VARIABLE ANNUITY ACCOUNT

                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY

                                   OF NEW YORK

                                   (DEPOSITOR)

                      By:      /s/Michael J. Velotta
                              --------------------------
                               Michael J. Velotta
                               Vice President, Secretary and
                               General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 18th day of April, 2001.


*/THOMAS J. WILSON, II                     President, Director and
----------------------                     Chairman of the Board
Thomas J. Wilson, II                       (Principal Executive Officer)


/s/ MICHAEL J. VELOTTA                     Vice President, Secretary, General
-----------------------                    Counsel and Director
Michael J. Velotta


*/STEVEN C. VERNEY                         Director & Vice President
-------------------                        (Principal Financial Officer)
Steven C. Verney


*/SAMUEL H. PILCH                          Controller
------------------                         (Principal Accounting Officer)
Samuel H. Pilch


*/MARCIA D. ALAZRAKI                       Director
--------------------
Marcia D. Alazraki


*/MARGARET G. DYER                         Director
-------------------
Margaret G. Dyer


*/MARLA G. FRIEDMAN                        Director and Vice President
-------------------
Marla G. Friedman

*/VINCENT A. FUSCO                         Director and Chief Operations
-------------------                                Officer
Vincent A. Fusco


*/CLEVELAND JOHNSON, JR.                   Director
-----------------------
Cleveland Johnson, Jr.


*/JOHN C. LOUNDS                           Director
----------------
John C. Lounds


*/J. KEVIN MCCARTHY                        Director
-------------------
J. Kevin McCarthy


*/KENNETH R. O'BRIEN                       Director
--------------------
Kenneth R. O'Brien


*/JOHN R. RABEN, JR.                       Director
--------------------
John R. Raben, Jr.


*/SALLY A. SLACKE                          Director
-----------------
Sally A. Slacke


*/PATRICIA W. WILSON                       Director and Vice President
--------------------
Patricia W. Wilson


     */By Michael J. Velotta, pursuant to Power of Attorney, filed previously or herewith.

                                  EXHIBIT INDEX


Exhibit           Description


(10)(a)         Independent Auditors' Consent.

(10)(b)         Consent of Foley & Lardner.

(99)(c) Powers of Attorney for Steven C. Verney, Margaret G. Dyer, John C. Lounds, and J. Kevin McCarthy.